PROSPECTUS

                      AMERICAN HERITAGE GROWTH FUND, INC.                   LOGO

                            ------------------------

        The Fund is a no-load mutual fund which seeks growth of capital.

                            ------------------------

AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               NOVEMBER 26, 1999

                               TABLE OF CONTENTS

                                      PAGE NO.
Risk/Return Summary.................      2
Investment Objective and Principal
  Investment Strategies.............      6
Financial Highlights................      7
Management's Discussion of Our
  Performance.......................      8
Management..........................      8

                                      PAGE NO.
Pricing of Shares...................      9
Procedures for Buying Fund Shares...      9
Procedures for Redeeming Fund
  Shares............................     10
Distributions and Taxes.............     10
Shareholder Services................     11
Custodian and Transfer Agent........     11

                              RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     Our objective is to seek growth of capital by investing primarily in common stocks and securities convertible into or exchangeable for common stock.

PRINCIPAL INVESTMENT STRATEGIES

     We invest in companies with medium and large market capitalizations which we believe have greater than average potential for capital growth. We also intend to continue to invest in small and virtually unknown companies, including companies that have never earned a profit.

     Fundamental analysis plays the most important role in choosing the stocks that we decide to purchase. We review both the available financial data as well as the experience of the management. In the case of lesser known companies, we often meet with their management before we make a positive investment decision. We make our assessment of the growth potential of individual companies after our review.

     We generally identify companies as potential investments based upon our belief in their future growth potential and the actual share price. Our intention is to identify companies which promise a price appreciation over the following 12 months of at least 20%. We also consider companies that have fallen out of favor and might not immediately recover to previous levels.

PRINCIPAL RISKS

     Investing in securities is inherently risky, and there is no guarantee that we will achieve our investment objective. In fact, you could lose money by investing in the Fund. The principal risks include:

     - MARKET RISKS. The price of particular securities may fall because of declines in the stock market regardless of the success of individual companies' businesses.

     - RISKS RELATED TO UNLISTED SECURITIES. We may invest in securities not listed in the Standard and Poor's 500 Index. These securities may perform poorly and the Standard and Poor's 500 Index as well as other recognized indices may outperform us.

     - UNDERVALUED SECURITIES. We may purchase securities that we believe the market undervalues in relation to their actual worth. We assume that the market will ultimately recognize the actual worth of these companies, thus causing their stock prices to rise. The market may, however, indefinitely undervalue these securities, causing their prices to remain the same or decline. In addition, our belief that the securities are undervalued may be incorrect.

     - SECURITIES PAYING LITTLE OR NO DIVIDENDS. We often purchase the securities of companies that expect their earnings to rise and which pay little, if any, dividends. Those securities are risky because their stock prices often decline in market downturns.

     - SPECULATIVE SECURITIES. From time to time we purchase securities issued by companies which are speculative. These securities may lose all or substantially all their value. In addition, because earnings, if any, tend to be less predictable, market prices are more volatile and the speculative securities less liquid than those of larger, more established companies. In the case of speculative debt securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Speculative debt securities may include obligations of issuers that are in default or in bankruptcy when we believe that the prospect of capital appreciation outweighs the risk of investment. The risk of investing in those securities, as well as other debt securities, can be substantial because their value is based upon the ability of the issuer to make all required payments of interest and principal.

     - MONEY MARKET SECURITIES. Under adverse market conditions, we could invest some or all of our assets in money market securities. Although we would do so only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

     - EXPENSES. Because of our extremely small size, our aggregate annual operating expenses as a percentage of our net assets may be substantially higher than those of most other mutual funds. Prior to July 18, 1999, our investment advisor was required to reimburse us to the extent that those expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets. Our investment advisor does not intend to reimburse us for any expenses incurred by us since that date.

     - SHORT TERM TRADING. This practice may increase capital gains distributions, which in turn would increase your tax liability. Frequent trading will also increase our transaction costs, which may reduce our investment performance.

     - CHANGE IN MARKET PHILOSOPHY. Our principal investment strategies may fall out of favor in the securities markets which would adversely affect our performance.

     An investment in the Fund is not a complete investment program.

PAST PERFORMANCE

     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The bar chart shows the changes in our performance from year to year since January 1, 1995. The performance table shows how our total return for calendar year ended December 31, 1998 and average annual total return from May 25, 1994, the date we began our operations, through December 31, 1998 compared with those of the Standard and Poor's 500 Index, a broad measure of market performance. When you review the chart and table, be aware that past investment performance does not necessarily indicate how we will perform in the future.

                ANNUAL TOTAL RETURNS FOR EACH FULL CALENDAR YEAR

                                                                       ANNUAL TOTAL RETURNS (%)
                                                                       ------------------------
1995                                                                             24.21
1996                                                                             -1.03
1997                                                                             -2.71
1998                                                                            -13.02

     During the periods shown above, our best quarter ended on December 31, 1998 when we had a return of approximately 20% and our worst quarter ended on September 30, 1998 when we had a return of approximately -31%. Our return from January 1, 1999 to September 30, 1999 was approximately 14%.

                          AVERAGE ANNUAL TOTAL RETURNS

               ONE YEAR         LIFE OF THE FUND
           -----------------    -----------------
              Year Ended         May 25, 1994 to
             December 31,         December 31,
                 1998                 1998
           -----------------    -----------------
Fund            -13.02%               4.21%
S&P 500          29.14%              26.92%

SHAREHOLDER FEES AND EXPENSES

     THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on
  purchases (as a percentage of
  offering price).....................  None
Maximum deferred sales charge (load)
  (as a percentage of offering
  price)..............................  None
Maximum sales charge (load) imposed on
  reinvested dividends (as a
  percentage of offering price).......  None
Redemption fee (as a percentage of
  amount redeemed)....................  None
Exchange fee..........................  None
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
Management fees.......................  1.25%
Distribution (12b-1) and service
  fees................................  None
Other expenses........................  2.25%(1)
Total annual Fund operating
  expenses............................  3.50%(1)

---------------

(1) Prior to July 18, 1999, our investment advisor was required to reimburse us to the extent that our aggregate annual operating expenses as a percentage of our net assets, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets. Therefore, we have estimated our future total annual Fund operating expenses.

EXAMPLE

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

     - you invest $10,000 in the Fund for the time periods indicated;

     - you redeem all your shares at the end of those time periods;

     - your investment has a 5% return each year; and

     - our operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year       3 Years       5 years       10 years
 $368        $1,117        $1,887         $3,902

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

     Our investment objective is to seek growth of capital. Our investment objective cannot be changed without shareholder approval. Although we use income to evaluate our investments, we do not invest for income. We seek capital appreciation by investing primarily in companies that we believe have above average potential for growth or whose securities are undervalued in the market.

     Under normal circumstances, more than 80% of the value of our assets, other than cash and cash equivalents, will consist of common stocks and securities convertible into or exchangeable for common stocks such as convertible preferred stocks and convertible debt securities. We intend to invest primarily in securities issued by companies with medium and large market capitalizations. We also intend to continue to make speculative investments in small and virtually unknown companies, including companies that have never earned a profit.

     Although not one of our principal investment strategies, we may invest in non-convertible preferred stocks and debt securities, such as corporate bonds and debentures and securities issued by the United States Government and its instrumentalities, when they are believed to offer opportunities for growth of capital or are desirable in the light of prevailing market or economic conditions. Debt securities we purchase may be either "investment grade" or speculative. Generally, debt securities which are believed to offer opportunities for growth of capital, including securities referred to as "junk bonds," may be purchased by us when we believe (a) interest rates will decline and, therefore, the value of the debt securities will increase, or (b) their market value is likely to appreciate due to factors affecting specific issuers.

     We may engage in active and frequent trading.

     We buy securities based upon our belief that the market has undervalued them in relation to their actual worth or because of the potential growth of the issuer of the securities. We often blend both approaches in making our selections. In determining which securities to sell, we select securities which we believe will not yield performance we seek based primarily upon the foregoing criteria.

     We may, from time to time, take temporary defensive positions that are inconsistent with our principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. During any time that we take a defensive position, we may not achieve our investment objective. Although we normally invest according to our investment strategy, we may invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. We have taken defensive positions for relatively long periods of time.

     The value of our investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Although to hedge a portion of our risks, we cannot assure you that these techniques will work as we intend. We seek to spread investment risk by diversifying our holdings among many companies and industries. When you sell or redeem your shares, they may be worth more or less than what you paid for them.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand our financial performance for the period of our operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that as investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Mathieson Aitken Jemison, LLP, whose report, along with our financial statements, are included in annual report, which is available upon request.

                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 FOR THE       FOR THE       FOR THE       FOR THE       FOR THE PERIOD
                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    FROM MAY 25, 1994**
                               JANUARY 31,   JANUARY 31,   JANUARY 31,   JANUARY 31,   THROUGH JANUARY 31,
                                  1999          1998          1997          1996              1995
                               -----------   -----------   -----------   -----------   -------------------
Net asset value, beginning of
period.......................  $     0.14    $     0.16    $     1.66    $     3.57        $     5.00
Income from investment
  operations:
  Net investment income......        0.00          0.00          0.24          1.51              2.17
Net losses on securities
  (both realized and
  unrealized)................       (0.01)        (0.01)        (0.32)        (0.69)            (1.24)
                               ----------    ----------    ----------    ----------        ----------
Total from investment
  operations.................       (0.01)        (0.01)        (0.08)         0.82              0.93
Less distributions:
  Dividends (from net
     investment income)......        0.00         (0.01)        (1.42)        (2.73)            (2.36)
  Distribution (from net
     realized gains on
     investments)............        0.00          0.00          0.00          0.00              0.00
  Returns of capital.........        0.00          0.00          0.00          0.00              0.00
                               ----------    ----------    ----------    ----------        ----------
Total Distributions..........        0.00         (0.01)        (1.42)        (2.72)            (2.36)
                               ----------    ----------    ----------    ----------        ----------
Net asset value, end of
  period.....................  $     0.13    $     0.14    $     0.16    $     1.66        $     3.57
                               ==========    ==========    ==========    ==========        ==========
Total return.................     (7.14)%       (9.00)%       (4.66)%        29.48%            30.42%*
Net assets, end of period....  $  870,880    $1,162,294    $2,240,860    $4,932,970        $3,898,560
Ratio of expenses to average
  net assets.................       2.50%         2.67%         2.81%         2.62%             2.50%*
Ratio of net investment
  income (loss) to average
  net assets.................      (.94)%       (1.25)%        25.97%        44.46%            63.52%*
Portfolio turnover rate......     274.25%       172.20%     1,378.14%     4,262.64%         3,213.89%

 * Annualized
** Commencement of operations

                   MANAGEMENT'S DISCUSSION OF OUR PERFORMANCE

     During our fiscal year ended January 31, 1999, the factors that materially affected our performance were the poor performance of our holdings in medium to small capitalization technology and health care companies.

               COMPARISON OF A $10,000 INVESTMENT IN THE FUND TO
                    THE SAME INVESTMENT IN THE S&P 500 INDEX

                              [PERFORMANCE GRAPH]


                              AVERAGE ANNUAL
                               TOTAL RETURN

                   May 25, 1994 through Jan. 31, 1999:
                   -----------------------------------
                                  5.86%

                   Jan. 31, 1998 through Jan. 31, 1999:
                   ------------------------------------
                                  -6.37%


                   American Heritage       Standard & Poor's
                   Growth Fund, Inc.           500 Index
25-May-94                   10000               10000
26-May-94                   10000               10015.8
27-May-94                   10000               10023.7
28-May-94                   10000               10023.7
29-May-94                   10000               10023.7
30-May-94                   10000               10023.7
31-May-94                   10000               10005.9
1-Jun-94                    10000               10031.2
2-Jun-94                    10000               10034
3-Jun-94                    10000               10088.9
4-Jun-94                    10000               10088.9
5-Jun-94                    10000               10088.9
6-Jun-94                    10000               10063.6
7-Jun-94                    10000               10049.5
8-Jun-94                    10000               10024.4
9-Jun-94                    10000               10046.6
10-Jun-94                   10000               10064.5
11-Jun-94                   10000               10064.5
12-Jun-94                   10000               10064.5
13-Jun-94                   10000               10074.3
14-Jun-94                   10000               10146.6
15-Jun-94                   10100               10108.5
16-Jun-94                   10100               10138.2
17-Jun-94                   10100               10061.8
18-Jun-94                   10100               10061.8
19-Jun-94                   10100               10061.8
20-Jun-94                   10100               9996.76
21-Jun-94                   10100               9905.98
22-Jun-94                   10100               9944.43
23-Jun-94                   10100               9868.56
24-Jun-94                   10100               9722.98
25-Jun-94                   10100               9722.98
26-Jun-94                   10100               9722.98
27-Jun-94                   10100               9823.3
28-Jun-94                   10100               9798.55
29-Jun-94                   10100               9833.81
30-Jun-94                   10100               9760.43
1-Jul-94                    10100               9805.05
2-Jul-94                    10100               9805.05
3-Jul-94                    10100               9805.05
4-Jul-94                    10100               9805.05
5-Jul-94                    10100               9811.49
6-Jul-94                    10100               9806.48
7-Jul-94                    10120               9855.94
8-Jul-94                    10140               9881.66
9-Jul-94                    10140               9881.66
10-Jul-94                   10140               9881.66
11-Jul-94                   10160               9882.86
12-Jul-94                   10160               9847.73
13-Jul-94                   10160               9864.88
14-Jul-94                   10180               9968.82
15-Jul-94                   10220               9985.31
16-Jul-94                   10220               9985.31
17-Jul-94                   10220               9985.31
18-Jul-94                   10200               10009.7
19-Jul-94                   10160               9980.14
20-Jul-94                   10140               9930.45
21-Jul-94                   10200               9952.66
22-Jul-94                   10480               9963.65
23-Jul-94                   10480               9963.65
24-Jul-94                   10480               9963.65
25-Jul-94                   10480               9990.48
26-Jul-94                   10600               9972
27-Jul-94                   10640               9955.33
28-Jul-94                   10660               9992.07
29-Jul-94                   10720               10080.9
30-Jul-94                   10720               10080.9
31-Jul-94                   10720               10080.9
1-Aug-94                    10720               10144.1
2-Aug-94                    10720               10137.5
3-Aug-94                    10720               10157.7
4-Aug-94                    10680               10093.2
5-Aug-94                    10700               10064.7
6-Aug-94                    10700               10064.7
7-Aug-94                    10700               10064.7
8-Aug-94                    10720               10084.5
9-Aug-94                    10740               10090.1
10-Aug-94                   10780               10143.5
11-Aug-94                   10740               10112.6
12-Aug-94                   10780               10180.9
13-Aug-94                   10780               10180.9
14-Aug-94                   10780               10180.9
15-Aug-94                   10760               10168.1
16-Aug-94                   10740               10253.1
17-Aug-94                   10720               10257.1
18-Aug-94                   10680               10213.4
19-Aug-94                   10700               10224.9
20-Aug-94                   10700               10224.9
21-Aug-94                   10700               10224.9
22-Aug-94                   10680               10196
23-Aug-94                   10800               10244.6
24-Aug-94                   10900               10344.9
25-Aug-94                   10900               10325.5
26-Aug-94                   10960               10454
27-Aug-94                   10960               10454
28-Aug-94                   10960               10454
29-Aug-94                   11000               10473.4
30-Aug-94                   11020               10506.7
31-Aug-94                   10960               10494.5
1-Sep-94                    10960               10444.8
2-Sep-94                    10940               10399.7
3-Sep-94                    10940               10399.7
4-Sep-94                    10940               10399.7
5-Sep-94                    10940               10399.7
6-Sep-94                    10980               10419.4
7-Sep-94                    10980               10400.4
8-Sep-94                    11020               10448.2
9-Sep-94                    10960               10343.3
10-Sep-94                   10960               10343.3
11-Sep-94                   10960               10343.3
12-Sep-94                   10960               10300.4
13-Sep-94                   11060               10329.8
14-Sep-94                   11080               10358.1
15-Sep-94                   11180               10491.7
16-Sep-94                   11200               10411.7
17-Sep-94                   11200               10411.7
18-Sep-94                   11200               10411.7
19-Sep-94                   11180               10408.3
20-Sep-94                   11200               10243.2
21-Sep-94                   11200               10201.3
22-Sep-94                   11200               10197.1
23-Sep-94                   11220               10161.8
24-Sep-94                   11220               10161.8
25-Sep-94                   11220               10161.8
26-Sep-94                   11180               10193.8
27-Sep-94                   11260               10221.2
28-Sep-94                   11420               10282.4
29-Sep-94                   11380               10227
30-Sep-94                   11400               10238.1
1-Oct-94                    11400               10238.1
2-Oct-94                    11400               10238.1
3-Oct-94                    11360               10220.2
4-Oct-94                    11260               10064.3
5-Oct-94                    11220               10040.6
6-Oct-94                    11160               10015.1
7-Oct-94                    11200               10076.9
8-Oct-94                    11200               10076.9
9-Oct-94                    11200               10076.9
10-Oct-94                   11240               10164.1
11-Oct-94                   11320               10313.9
12-Oct-94                   11340               10306.8
13-Oct-94                   11380               10358.2
14-Oct-94                   11420               10388.2
15-Oct-94                   11420               10388.2
16-Oct-94                   11420               10388.2
17-Oct-94                   11440               10386.1
18-Oct-94                   11420               10357.5
19-Oct-94                   11460               10415.7
20-Oct-94                   11440               10339.8
21-Oct-94                   11420               10296.3
22-Oct-94                   11420               10296.3
23-Oct-94                   11420               10296.3
24-Oct-94                   11380               10207.2
25-Oct-94                   11360               10223.8
26-Oct-94                   11400               10249.1
27-Oct-94                   11440               10320.9
28-Oct-94                   11500               10496.9
29-Oct-94                   11500               10496.9
30-Oct-94                   11500               10496.9
31-Oct-94                   11440               10467.6
1-Nov-94                    11440               10383.2
2-Nov-94                    11600               10341.9
3-Nov-94                    11600               10374.4
4-Nov-94                    11580               10254.5
5-Nov-94                    11580               10254.5
6-Nov-94                    11580               10254.5
7-Nov-94                    11560               10274.9
8-Nov-94                    11560               10335
9-Nov-94                    11560               10330.9
10-Nov-94                   11540               10307.7
11-Nov-94                   11560               10263.3
12-Nov-94                   11560               10263.3
13-Nov-94                   11560               10263.3
14-Nov-94                   11520               10347.7
15-Nov-94                   11520               10325.7
16-Nov-94                   11520               10340.7
17-Nov-94                   11500               10295.6
18-Nov-94                   11540               10250.9
19-Nov-94                   11540               10250.9
20-Nov-94                   11540               10250.9
21-Nov-94                   11600               10180.7
22-Nov-94                   11600               9998.37
23-Nov-94                   11600               9996.42
24-Nov-94                   11600               9996.42
25-Nov-94                   11600               10052.6
26-Nov-94                   11600               10052.6
27-Nov-94                   11600               10052.6
28-Nov-94                   11580               10096.1
29-Nov-94                   11620               10119
30-Nov-94                   11560               10086.4
1-Dec-94                    11540               9982.18
2-Dec-94                    11560               10081.1
3-Dec-94                    11560               10081.1
4-Dec-94                    11560               10081.1
5-Dec-94                    11560               10083.5
6-Dec-94                    11560               10078.9
7-Dec-94                    11560               10037.4
8-Dec-94                    11560               9909.23
9-Dec-94                    11560               9947.31
10-Dec-94                   11560               9947.31
11-Dec-94                   11560               9947.31
12-Dec-94                   11560               10003.8
13-Dec-94                   11540               10019.6
14-Dec-94                   11520               10127.1
15-Dec-94                   11520               10136.4
16-Dec-94                   11522               10213.3
17-Dec-94                   11522               10213.3
18-Dec-94                   11522               10213.3
19-Dec-94                   11522               10193.8
20-Dec-94                   11522               10176.3
21-Dec-94                   11522               10232.3
22-Dec-94                   11489               10234
23-Dec-94                   11590               10245
24-Dec-94                   11590               10245
25-Dec-94                   11590               10245
26-Dec-94                   11590               10245
27-Dec-94                   11590               10304.1
28-Dec-94                   11556               10268.2
29-Dec-94                   11522               10275.6
30-Dec-94                   11624               10236
31-Dec-94                   11624               10236
1-Jan-95                    11624               10236
2-Jan-95                    11624               10236
3-Jan-95                    11624               10232.7
4-Jan-95                    11624               10271.3
5-Jan-95                    11624               10264.3
6-Jan-95                    11590               10271.9
7-Jan-95                    11590               10271.9
8-Jan-95                    11590               10271.9
9-Jan-95                    11658               10276.5
10-Jan-95                   11590               10295.5
11-Jan-95                   11658               10295.3
12-Jan-95                   11692               10294.7
13-Jan-95                   11726               10393.2
14-Jan-95                   11726               10393.2
15-Jan-95                   11726               10393.2
16-Jan-95                   11726               10469.2
17-Jan-95                   11726               10484.4
18-Jan-95                   11726               10477
19-Jan-95                   11692               10415.6
20-Jan-95                   11692               10367.2
21-Jan-95                   11692               10367.2
22-Jan-95                   11692               10367.2
23-Jan-95                   11760               10390.9
24-Jan-95                   11726               10392.8
25-Jan-95                   11726               10429.6
26-Jan-95                   11726               10449.7
27-Jan-95                   11929               10496
28-Jan-95                   11929               10496
29-Jan-95                   11929               10496
30-Jan-95                   11963               10456
31-Jan-95                   12099               10501.5
1-Feb-95                    12099               10501.7
2-Feb-95                    12200               10556.7
3-Feb-95                    12268               10688.3
4-Feb-95                    12268               10688.3
5-Feb-95                    12268               10688.3
6-Feb-95                    12302               10749.1
7-Feb-95                    12302               10742.8
8-Feb-95                    12268               10752.3
9-Feb-95                    12268               10732.3
10-Feb-95                   12234               10762.7
11-Feb-95                   12234               10762.7
12-Feb-95                   12234               10762.7
13-Feb-95                   12234               10769.5
14-Feb-95                   12166               10791.7
15-Feb-95                   12132               10837.2
16-Feb-95                   12200               10852.5
17-Feb-95                   12166               10782
18-Feb-95                   12166               10782
19-Feb-95                   12166               10782
20-Feb-95                   12166               10782
21-Feb-95                   12132               10799.2
22-Feb-95                   12099               10853.2
23-Feb-95                   12132               10896.8
24-Feb-95                   12132               10927.4
25-Feb-95                   12132               10927.4
26-Feb-95                   12132               10927.4
27-Feb-95                   12099               10830.1
28-Feb-95                   12132               10910.7
1-Mar-95                    12065               10874.9
2-Mar-95                    12099               10863.7
3-Mar-95                    12099               10872.4
4-Mar-95                    12099               10872.4
5-Mar-95                    12099               10872.4
6-Mar-95                    12065               10879.1
7-Mar-95                    12065               10801
8-Mar-95                    12031               10824
9-Mar-95                    12065               10830
10-Mar-95                   12099               10973.8
11-Mar-95                   12099               10973.8
12-Mar-95                   12099               10973.8
13-Mar-95                   12132               10985.3
14-Mar-95                   12132               11049.4
15-Mar-95                   12166               11027.4
16-Mar-95                   12200               11107.2
17-Mar-95                   12200               11109.9
18-Mar-95                   12200               11109.9
19-Mar-95                   12200               11109.9
20-Mar-95                   12166               11123.8
21-Mar-95                   12200               11100
22-Mar-95                   12200               11113.5
23-Mar-95                   12234               11119.8
24-Mar-95                   12302               11232.4
25-Mar-95                   12302               11232.4
26-Mar-95                   12302               11232.4
27-Mar-95                   12336               11287.2
28-Mar-95                   12370               11303
29-Mar-95                   12268               11285.6
30-Mar-95                   12268               11266.2
31-Mar-95                   11963               11232.7
1-Apr-95                    11963               11232.7
2-Apr-95                    11963               11232.7
3-Apr-95                    12065               11260.5
4-Apr-95                    12166               11339.5
5-Apr-95                    12166               11349.1
6-Apr-95                    12268               11360.6
7-Apr-95                    12268               11369.2
8-Apr-95                    12268               11369.2
9-Apr-95                    12268               11369.2
10-Apr-95                   12336               11382.9
11-Apr-95                   12302               11349.7
12-Apr-95                   12268               11387.4
13-Apr-95                   12234               11433.8
14-Apr-95                   12234               11433.8
15-Apr-95                   12234               11433.8
16-Apr-95                   12234               11433.8
17-Apr-95                   12166               11365.4
18-Apr-95                   12166               11348.7
19-Apr-95                   12099               11338.8
20-Apr-95                   12132               11347.1
21-Apr-95                   12166               11418.9
22-Apr-95                   12166               11418.9
23-Apr-95                   12166               11418.9
24-Apr-95                   12166               11520.1
25-Apr-95                   12234               11504.9
26-Apr-95                   12166               11517.3
27-Apr-95                   12234               11537.3
28-Apr-95                   12302               11563.5
29-Apr-95                   12302               11563.5
30-Apr-95                   12302               11563.5
1-May-95                    12302               11556.1
2-May-95                    12370               11571.4
3-May-95                    12505               11698.2
4-May-95                    12505               11703.2
5-May-95                    12437               11694.7
6-May-95                    12437               11694.7
7-May-95                    12437               11694.7
8-May-95                    12505               11784.9
9-May-95                    12641               11780.7
10-May-95                   12607               11799.8
11-May-95                   12607               11801.7
12-May-95                   12607               11828.6
13-May-95                   12607               11828.6
14-May-95                   12607               11828.6
15-May-95                   12573               11881.1
16-May-95                   12573               11892.9
17-May-95                   12539               11867.8
18-May-95                   12404               11700
19-May-95                   12404               11696.6
20-May-95                   12404               11696.6
21-May-95                   12404               11696.6
22-May-95                   12471               11798.2
23-May-95                   12471               11910
24-May-95                   12471               11911.6
25-May-95                   12505               11914.3
26-May-95                   12336               11805
27-May-95                   12336               11805
28-May-95                   12336               11805
29-May-95                   12336               11805
30-May-95                   12234               11804
31-May-95                   12404               12025.6
1-Jun-95                    12437               12028.7
2-Jun-95                    12437               12008.6
3-Jun-95                    12437               12008.6
4-Jun-95                    12437               12008.6
5-Jun-95                    12471               12078.3
6-Jun-95                    12437               12077.1
7-Jun-95                    12404               12022.6
8-Jun-95                    12404               12011
9-Jun-95                    12437               11907.1
10-Jun-95                   12437               11907.1
11-Jun-95                   12437               11907.1
12-Jun-95                   12471               11974
13-Jun-95                   12573               12095.7
14-Jun-95                   12471               12106
15-Jun-95                   12539               12120.7
16-Jun-95                   12573               12181.9
17-Jun-95                   12573               12181.9
18-Jun-95                   12573               12181.9
19-Jun-95                   12675               12304.3
20-Jun-95                   12607               12299.1
21-Jun-95                   12675               12276.7
22-Jun-95                   12844               12437.5
23-Jun-95                   12878               12406.9
24-Jun-95                   12878               12406.9
25-Jun-95                   12878               12406.9
26-Jun-95                   12742               12281.1
27-Jun-95                   12675               12242.8
28-Jun-95                   12607               12299.8
29-Jun-95                   12776               12280.4
30-Jun-95                   12776               12303
1-Jul-95                    12776               12303
2-Jul-95                    12776               12303
3-Jul-95                    12810               12356.5
4-Jul-95                    12810               12356.5
5-Jul-95                    12946               12362.4
6-Jul-95                    13047               12517.5
7-Jul-95                    13386               12573.4
8-Jul-95                    13386               12573.4
9-Jul-95                    13386               12573.4
10-Jul-95                   13386               12592
11-Jul-95                   13352               12537.8
12-Jul-95                   13624               12676.9
13-Jul-95                   13793               12679.7
14-Jul-95                   13759               12654.6
15-Jul-95                   13759               12654.6
16-Jul-95                   13759               12654.6
17-Jul-95                   13759               12718.6
18-Jul-95                   13556               12623.5
19-Jul-95                   13183               12455.8
20-Jul-95                   13319               12513.9
21-Jul-95                   13285               12515.9
22-Jul-95                   13285               12515.9
23-Jul-95                   13285               12515.9
24-Jul-95                   13793               12583.9
25-Jul-95                   13759               12685
26-Jul-95                   13861               12697.3
27-Jul-95                   14064               12780.9
28-Jul-95                   14064               12729.6
29-Jul-95                   14064               12729.6
30-Jul-95                   14064               12729.6
31-Jul-95                   14064               12710.9
1-Aug-95                    14132               12656.3
2-Aug-95                    14132               12640.1
3-Aug-95                    14437               12642.3
4-Aug-95                    14572               12647.5
5-Aug-95                    14572               12647.5
6-Aug-95                    14572               12647.5
7-Aug-95                    14369               12673.4
8-Aug-95                    14471               12682.8
9-Aug-95                    14674               12669.3
10-Aug-95                   14877               12621.5
11-Aug-95                   14810               12570.9
12-Aug-95                   14810               12570.9
13-Aug-95                   14810               12570.9
14-Aug-95                   14742               12676.9
15-Aug-95                   14810               12652.1
16-Aug-95                   14742               12686.9
17-Aug-95                   14708               12666.6
18-Aug-95                   14742               12672
19-Aug-95                   14742               12672
20-Aug-95                   14742               12672
21-Aug-95                   14742               12647.3
22-Aug-95                   14844               12679.9
23-Aug-95                   14844               12627.9
24-Aug-95                   14776               12635.4
25-Aug-95                   14674               12695.5
26-Aug-95                   14674               12695.5
27-Aug-95                   14674               12695.5
28-Aug-95                   14640               12671.9
29-Aug-95                   14606               12695.2
30-Aug-95                   14640               12720.2
31-Aug-95                   14708               12742.9
1-Sep-95                    14708               12787.8
2-Sep-95                    14708               12787.8
3-Sep-95                    14708               12787.8
4-Sep-95                    14708               12787.8
5-Sep-95                    14674               12910.9
6-Sep-95                    14776               12936.1
7-Sep-95                    14810               12939.7
8-Sep-95                    14945               12994
9-Sep-95                    14945               12994
10-Sep-95                   14945               12994
11-Sep-95                   15047               13022.5
12-Sep-95                   15013               13081.7
13-Sep-95                   15115               13139.2
14-Sep-95                   15081               13249.5
15-Sep-95                   15081               13243.7
16-Sep-95                   15081               13243.7
17-Sep-95                   15081               13243.7
18-Sep-95                   15115               13235
19-Sep-95                   15182               13267.9
20-Sep-95                   15318               13326.7
21-Sep-95                   15284               13241.8
22-Sep-95                   15149               13213
23-Sep-95                   15149               13213
24-Sep-95                   15149               13213
25-Sep-95                   15013               13214.9
26-Sep-95                   14979               13205.8
27-Sep-95                   14844               13203.8
28-Sep-95                   14945               13313.9
29-Sep-95                   14945               13280.7
30-Sep-95                   14945               13280.7
1-Oct-95                    14945               13280.7
2-Oct-95                    14776               13219.9
3-Oct-95                    14708               13234.6
4-Oct-95                    14708               13216.9
5-Oct-95                    14708               13247.9
6-Oct-95                    14776               13246
7-Oct-95                    14776               13246
8-Oct-95                    14776               13246
9-Oct-95                    14539               13152.3
10-Oct-95                   14572               13133.2
11-Oct-95                   14674               13178.9
12-Oct-95                   14742               13262.1
13-Oct-95                   14776               13294
14-Oct-95                   14776               13294
15-Oct-95                   14776               13294
16-Oct-95                   14674               13260.6
17-Oct-95                   14674               13345.9
18-Oct-95                   14539               13363.2
19-Oct-95                   14539               13436.6
20-Oct-95                   14403               13364.1
21-Oct-95                   14403               13364.1
22-Oct-95                   14403               13364.1
23-Oct-95                   14267               13309.7
24-Oct-95                   14437               13343.8
25-Oct-95                   14335               13251.6
26-Oct-95                   14200               13121.4
27-Oct-95                   14200               13190.6
28-Oct-95                   14200               13190.6
29-Oct-95                   14200               13190.6
30-Oct-95                   14166               13273
31-Oct-95                   14064               13233.2
1-Nov-95                    14166               13297.5
2-Nov-95                    14234               13426
3-Nov-95                    14200               13446.2
4-Nov-95                    14200               13446.2
5-Nov-95                    14200               13446.2
6-Nov-95                    14267               13399.3
7-Nov-95                    14234               13351.2
8-Nov-95                    14234               13476.9
9-Nov-95                    14471               13516.2
10-Nov-95                   14437               13504.6
11-Nov-95                   14437               13504.6
12-Nov-95                   14437               13504.6
13-Nov-95                   14471               13497.4
14-Nov-95                   14403               13428.6
15-Nov-95                   14301               13540.4
16-Nov-95                   14234               13618.5
17-Nov-95                   14301               13680.8
18-Nov-95                   14301               13680.8
19-Nov-95                   14301               13680.8
20-Nov-95                   14267               13609.4
21-Nov-95                   14234               13688.4
22-Nov-95                   14200               13646.8
23-Nov-95                   14200               13646.8
24-Nov-95                   14234               13682.9
25-Nov-95                   14234               13682.9
26-Nov-95                   14234               13682.9
27-Nov-95                   14200               13713.8
28-Nov-95                   14234               13832.4
29-Nov-95                   14471               13865.8
30-Nov-95                   14539               13814.2
1-Dec-95                    14674               13851.2
2-Dec-95                    14674               13851.2
3-Dec-95                    14674               13851.2
4-Dec-95                    14708               14004.9
5-Dec-95                    14674               14097.4
6-Dec-95                    14742               14157.9
7-Dec-95                    14776               14066.9
8-Dec-95                    14776               14097
9-Dec-95                    14776               14097
10-Dec-95                   14776               14097
11-Dec-95                   14877               14144
12-Dec-95                   14674               14127.2
13-Dec-95                   14606               14199.7
14-Dec-95                   14335               14091.8
15-Dec-95                   14267               14078.6
16-Dec-95                   14267               14078.6
17-Dec-95                   14267               14078.6
18-Dec-95                   14132               13862.2
19-Dec-95                   14439               13979.1
20-Dec-95                   14344               13843
21-Dec-95                   14533               13947.4
22-Dec-95                   14627               13981.2
23-Dec-95                   14627               13981.2
24-Dec-95                   14627               13981.2
25-Dec-95                   14627               13981.2
26-Dec-95                   14627               14034.7
27-Dec-95                   14533               14047.5
28-Dec-95                   14439               14038.5
29-Dec-95                   14439               14080.3
30-Dec-95                   14439               14080.3
31-Dec-95                   14439               14080.3
1-Jan-96                    14439               14080.3
2-Jan-96                    14627               14190
3-Jan-96                    14627               14206.1
4-Jan-96                    14627               14123.5
5-Jan-96                    14627               14100.9
6-Jan-96                    14627               14100.9
7-Jan-96                    14627               14100.9
8-Jan-96                    14627               14144.9
9-Jan-96                    14627               13940.2
10-Jan-96                   14533               13690.4
11-Jan-96                   14439               13787.4
12-Jan-96                   14722               13767.2
13-Jan-96                   14816               13767.2
14-Jan-96                   14816               13767.2
15-Jan-96                   14816               13721.7
16-Jan-96                   14722               13918.9
17-Jan-96                   14627               13872.8
18-Jan-96                   14722               13916.9
19-Jan-96                   14722               13999.1
20-Jan-96                   14816               13999.1
21-Jan-96                   14816               13999.1
22-Jan-96                   14816               14035
23-Jan-96                   15005               14021.3
24-Jan-96                   15005               14185.9
25-Jan-96                   15005               14119
26-Jan-96                   15099               14224
27-Jan-96                   15099               14224
28-Jan-96                   15099               14224
29-Jan-96                   15288               14286.5
30-Jan-96                   15571               14422.7
31-Jan-96                   15665               14559.5
1-Feb-96                    15571               14618.1
2-Feb-96                    15665               14559.2
3-Feb-96                    15665               14559.2
4-Feb-96                    15665               14559.2
5-Feb-96                    15665               14688
6-Feb-96                    15760               14800.6
7-Feb-96                    15665               14885.5
8-Feb-96                    15760               15029.5
9-Feb-96                    15665               15037.2
10-Feb-96                   15665               15037.2
11-Feb-96                   15665               15037.2
12-Feb-96                   15665               15154.5
13-Feb-96                   15571               15137
14-Feb-96                   15571               15025.9
15-Feb-96                   15760               14931
16-Feb-96                   15854               14856.3
17-Feb-96                   15854               14856.3
18-Feb-96                   15854               14856.3
19-Feb-96                   15854               14856.3
20-Feb-96                   15571               14688.5
21-Feb-96                   15665               14861.9
22-Feb-96                   16043               15109.2
23-Feb-96                   15948               15114.7
24-Feb-96                   15948               15114.7
25-Feb-96                   15948               15114.7
26-Feb-96                   15854               14917.2
27-Feb-96                   15760               14844.9
28-Feb-96                   15854               14792.3
29-Feb-96                   15760               14694.4
1-Mar-96                    15760               14785.2
2-Mar-96                    15760               14785.2
3-Mar-96                    15760               14785.2
4-Mar-96                    15760               14935.4
5-Mar-96                    15854               15051.2
6-Mar-96                    15760               14968.7
7-Mar-96                    15854               15007.7
8-Mar-96                    15571               14545
9-Mar-96                    15571               14545
10-Mar-96                   15571               14545
11-Mar-96                   15760               14695.4
12-Mar-96                   15665               14628.2
13-Mar-96                   15665               14668.6
14-Mar-96                   15760               14722.1
15-Mar-96                   15760               14735.5
16-Mar-96                   15760               14735.5
17-Mar-96                   15760               14735.5
18-Mar-96                   15760               14993.9
19-Mar-96                   15760               14972.2
20-Mar-96                   15665               14933.1
21-Mar-96                   15571               14915.8
22-Mar-96                   15665               14948.7
23-Mar-96                   15665               14948.7
24-Mar-96                   15665               14948.7
25-Mar-96                   15477               14935.4
26-Mar-96                   15382               15002.7
27-Mar-96                   15382               14914
28-Mar-96                   15477               14914.9
29-Mar-96                   15571               14835.9
30-Mar-96                   15571               14835.9
31-Mar-96                   15571               14835.9
1-Apr-96                    15571               15025.2
2-Apr-96                    15571               15063.5
3-Apr-96                    15571               15078
4-Apr-96                    15665               15078.6
5-Apr-96                    15665               15078.6
6-Apr-96                    15665               15078.6
7-Apr-96                    15665               15078.6
8-Apr-96                    15382               14816.8
9-Apr-96                    15477               14769.8
10-Apr-96                   15571               14570.5
11-Apr-96                   15477               14518.6
12-Apr-96                   15477               14645.8
13-Apr-96                   15477               14645.8
14-Apr-96                   15477               14645.8
15-Apr-96                   15477               14778.7
16-Apr-96                   15571               14836.4
17-Apr-96                   15477               14760.4
18-Apr-96                   15760               14807
19-Apr-96                   15760               14840.6
20-Apr-96                   15760               14840.6
21-Apr-96                   15760               14840.6
22-Apr-96                   15948               14905.4
23-Apr-96                   16137               14990.5
24-Apr-96                   16420               14958.6
25-Apr-96                   16515               15020.9
26-Apr-96                   16420               15036.4
27-Apr-96                   16420               15036.4
28-Apr-96                   16420               15036.4
29-Apr-96                   16326               15053
30-Apr-96                   16326               15054.6
1-May-96                    16232               15065.9
2-May-96                    16232               14810.5
3-May-96                    16232               14770.9
4-May-96                    16232               14770.9
5-May-96                    16232               14770.9
6-May-96                    16137               14753.3
7-May-96                    16043               14695
8-May-96                    16043               14849
9-May-96                    16043               14868.3
10-May-96                   16232               15023
11-May-96                   16232               15023
12-May-96                   16232               15023
13-May-96                   16326               15242.8
14-May-96                   16420               15339.8
15-May-96                   16515               15337.9
16-May-96                   16609               15326.4
17-May-96                   16703               15426.3
18-May-96                   16703               15426.3
19-May-96                   16703               15426.3
20-May-96                   16703               15567.2
21-May-96                   16609               15558.3
22-May-96                   16609               15691.4
23-May-96                   16609               15639.3
24-May-96                   16703               15699.7
25-May-96                   16703               15699.7
26-May-96                   16703               15699.7
27-May-96                   16703               15699.7
28-May-96                   16609               15554.5
29-May-96                   16326               15458.9
30-May-96                   16420               15548.8
31-May-96                   16515               15497.1
1-Jun-96                    16515               15497.1
2-Jun-96                    16515               15497.1
3-Jun-96                    16326               15463.9
4-Jun-96                    16420               15577.8
5-Jun-96                    16515               15718.3
6-Jun-96                    16326               15595.7
7-Jun-96                    16137               15602.4
8-Jun-96                    16137               15602.4
9-Jun-96                    16137               15602.4
10-Jun-96                   16043               15576.5
11-Jun-96                   16137               15548.9
12-Jun-96                   16232               15511.2
13-Jun-96                   15854               15486.2
14-Jun-96                   15665               15438.3
15-Jun-96                   15665               15438.3
16-Jun-96                   15665               15438.3
17-Jun-96                   15665               15422.9
18-Jun-96                   15477               15351.3
19-Jun-96                   15382               15349.1
20-Jun-96                   15194               15353
21-Jun-96                   15099               15463.2
22-Jun-96                   15099               15463.2
23-Jun-96                   15099               15463.2
24-Jun-96                   15099               15510.2
25-Jun-96                   15099               15501.7
26-Jun-96                   14910               15411.7
27-Jun-96                   14722               15508.4
28-Jun-96                   14910               15556.8
29-Jun-96                   14910               15556.8
30-Jun-96                   14910               15556.8
1-Jul-96                    15005               15681.1
2-Jul-96                    14910               15631.5
3-Jul-96                    14910               15603.6
4-Jul-96                    14910               15603.6
5-Jul-96                    14627               15256.8
6-Jul-96                    14627               15256.8
7-Jul-96                    14627               15256.8
8-Jul-96                    14533               15147.7
9-Jul-96                    14533               15200.4
10-Jul-96                   14344               15231.5
11-Jul-96                   14155               14991.8
12-Jul-96                   14061               15005.3
13-Jul-96                   14061               15005.3
14-Jul-96                   14061               15005.3
15-Jul-96                   13872               14624.8
16-Jul-96                   13684               14591.6
17-Jul-96                   13872               14725.3
18-Jul-96                   13967               14947
19-Jul-96                   13778               14834.9
20-Jul-96                   13778               14834.9
21-Jul-96                   13778               14834.9
22-Jul-96                   13684               14719.8
23-Jul-96                   13495               14559.7
24-Jul-96                   13306               14555
25-Jul-96                   13495               14660
26-Jul-96                   13589               14770
27-Jul-96                   13589               14770
28-Jul-96                   13589               14770
29-Jul-96                   13495               14656.1
30-Jul-96                   13495               14757.8
31-Jul-96                   13495               14871.2
1-Aug-96                    13684               15108.2
2-Aug-96                    13872               15398.9
3-Aug-96                    13872               15398.9
4-Aug-96                    13872               15398.9
5-Aug-96                    13872               15347.7
6-Aug-96                    13872               15398.1
7-Aug-96                    14061               15441.7
8-Aug-96                    14155               15405.6
9-Aug-96                    14250               15398.1
10-Aug-96                   14250               15398.1
11-Aug-96                   14250               15398.1
12-Aug-96                   14250               15484.2
13-Aug-96                   14061               15358.8
14-Aug-96                   14061               15404.2
15-Aug-96                   14061               15410.5
16-Aug-96                   13967               15480.5
17-Aug-96                   13967               15480.5
18-Aug-96                   13967               15480.5
19-Aug-96                   13967               15512.8
20-Aug-96                   13967               15493.6
21-Aug-96                   13967               15481.1
22-Aug-96                   14061               15612.1
23-Aug-96                   14155               15527.7
24-Aug-96                   14155               15527.7
25-Aug-96                   14155               15527.7
26-Aug-96                   14533               15454.4
27-Aug-96                   14627               15513.2
28-Aug-96                   14722               15480.2
29-Aug-96                   14722               15310.3
30-Aug-96                   14627               15184.8
31-Aug-96                   14627               15184.8
1-Sep-96                    14627               15184.8
2-Sep-96                    14627               15184.8
3-Sep-96                    14533               15248.5
4-Sep-96                    14722               15275.3
5-Sep-96                    14439               15132.9
6-Sep-96                    14722               15279.5
7-Sep-96                    14722               15279.5
8-Sep-96                    14722               15279.5
9-Sep-96                    14816               15468.1
10-Sep-96                   14722               15471.2
11-Sep-96                   14722               15555
12-Sep-96                   14910               15650.2
13-Sep-96                   14910               15869.2
14-Sep-96                   14910               15869.2
15-Sep-96                   14910               15869.2
16-Sep-96                   14816               15953.8
17-Sep-96                   15005               15934
18-Sep-96                   15005               15900.4
19-Sep-96                   15194               15937
20-Sep-96                   15382               16030.8
21-Sep-96                   15382               16030.8
22-Sep-96                   15382               16030.8
23-Sep-96                   15194               16018.7
24-Sep-96                   15288               15998.8
25-Sep-96                   15288               16004.4
26-Sep-96                   15571               16010.2
27-Sep-96                   15571               16018.2
28-Sep-96                   15571               16018.2
29-Sep-96                   15571               16018.2
30-Sep-96                   15477               16044.7
1-Oct-96                    15382               16086.1
2-Oct-96                    15194               16203.8
3-Oct-96                    15099               16175.3
4-Oct-96                    15382               16378.4
5-Oct-96                    15382               16378.4
6-Oct-96                    15382               16378.4
7-Oct-96                    15288               16423.9
8-Oct-96                    15288               16363.7
9-Oct-96                    15571               16275.1
10-Oct-96                   15665               16226.8
11-Oct-96                   15760               16369.5
12-Oct-96                   15760               16369.5
13-Oct-96                   15760               16369.5
14-Oct-96                   15760               16438.2
15-Oct-96                   15665               16415.7
16-Oct-96                   15571               16460
17-Oct-96                   15477               16521.4
18-Oct-96                   15477               16611.2
19-Oct-96                   15477               16611.2
20-Oct-96                   15477               16611.2
21-Oct-96                   15288               16588.6
22-Oct-96                   15288               16512
23-Oct-96                   15477               16528.9
24-Oct-96                   15665               16412.6
25-Oct-96                   15665               16380.7
26-Oct-96                   15665               16380.7
27-Oct-96                   15665               16380.7
28-Oct-96                   15571               16295.2
29-Oct-96                   15382               16396.2
30-Oct-96                   15477               16386.5
31-Oct-96                   15665               16490.3
1-Nov-96                    15571               16457.3
2-Nov-96                    15571               16457.3
3-Nov-96                    15571               16457.3
4-Nov-96                    15382               16528
5-Nov-96                    15477               16701.4
6-Nov-96                    15854               16949.2
7-Nov-96                    16043               17024.2
8-Nov-96                    16043               17099.9
9-Nov-96                    16043               17099.9
10-Nov-96                   16043               17099.9
11-Nov-96                   15854               17126
12-Nov-96                   15854               17073.9
13-Nov-96                   15854               17115.1
14-Nov-96                   15948               17227.9
15-Nov-96                   15571               17269.8
16-Nov-96                   15571               17269.8
17-Nov-96                   15571               17269.8
18-Nov-96                   15571               17257.1
19-Nov-96                   15382               17377.7
20-Nov-96                   15382               17422.8
21-Nov-96                   15477               17395.1
22-Nov-96                   15665               17535.4
23-Nov-96                   15665               17535.4
24-Nov-96                   15665               17535.4
25-Nov-96                   15665               17730.7
26-Nov-96                   15477               17709.6
27-Nov-96                   15571               17690.3
28-Nov-96                   15571               17690.3
29-Nov-96                   15571               17738.3
30-Nov-96                   15571               17738.3
1-Dec-96                    15571               17738.3
2-Dec-96                    15760               17727.8
3-Dec-96                    15760               17534.1
4-Dec-96                    15760               17464.3
5-Dec-96                    15760               17449.5
6-Dec-96                    15571               17338.8
7-Dec-96                    15571               17338.8
8-Dec-96                    15571               17338.8
9-Dec-96                    15948               17577.2
10-Dec-96                   15665               17525.3
11-Dec-96                   15477               17368.1
12-Dec-96                   15382               17105.1
13-Dec-96                   15194               17089.8
14-Dec-96                   15194               17089.8
15-Dec-96                   15194               17089.8
16-Dec-96                   14722               16910.7
17-Dec-96                   14910               17029.4
18-Dec-96                   15099               17159.3
19-Dec-96                   15005               17491.4
20-Dec-96                   14910               17566.9
21-Dec-96                   14910               17566.9
22-Dec-96                   14910               17566.9
23-Dec-96                   14936               17521.2
24-Dec-96                   13806               17618.3
25-Dec-96                   13806               17618.3
26-Dec-96                   14107               17731.4
27-Dec-96                   14407               17761.6
28-Dec-96                   14407               17761.6
29-Dec-96                   14407               17761.6
30-Dec-96                   14178               17692.9
31-Dec-96                   14289               17387.5
1-Jan-97                    14289               17387.5
2-Jan-97                    14334               17300.9
3-Jan-97                    14505               17560
4-Jan-97                    14505               17560
5-Jan-97                    14505               17560
6-Jan-97                    14521               17551.4
7-Jan-97                    14636               17683.5
8-Jan-97                    14684               17575
9-Jan-97                    14748               17726.7
10-Jan-97                   14678               17836.2
11-Jan-97                   14678               17836.2
12-Jan-97                   14678               17836.2
13-Jan-97                   14739               17837.6
14-Jan-97                   15119               18057.2
15-Jan-97                   14983               18018.5
16-Jan-97                   14874               18079
17-Jan-97                   14680               18230.5
18-Jan-97                   14680               18230.5
19-Jan-97                   14680               18230.5
20-Jan-97                   14935               18243.8
21-Jan-97                   14805               18385.2
22-Jan-97                   15073               18469
23-Jan-97                   14965               18265.6
24-Jan-97                   14894               18100.5
25-Jan-97                   14913               18100.5
26-Jan-97                   14850               18100.5
27-Jan-97                   14657               17971.6
28-Jan-97                   14681               17973
29-Jan-97                   14657               18152.2
30-Jan-97                   14681               18428.8
31-Jan-97                   14520               18477.9
1-Feb-97                    14520               18477.9
2-Feb-97                    14520               18477.9
3-Feb-97                    14705               18493.1
4-Feb-97                    14596               18554
5-Feb-97                    14430               18299
6-Feb-97                    14435               18348.7
7-Feb-97                    14483               18570.2
8-Feb-97                    14483               18570.2
9-Feb-97                    14483               18570.2
10-Feb-97                   14475               18473.8
11-Feb-97                   14529               18571.7
12-Feb-97                   14593               18886.8
13-Feb-97                   14538               19101.8
14-Feb-97                   14454               19023.9
15-Feb-97                   14454               19023.9
16-Feb-97                   14454               19023.9
17-Feb-97                   14454               19023.9
18-Feb-97                   14387               19211.4
19-Feb-97                   14419               19124
20-Feb-97                   14234               18896.9
21-Feb-97                   14327               18873
22-Feb-97                   14327               18873
23-Feb-97                   14327               18873
24-Feb-97                   14472               19073.4
25-Feb-97                   14453               19114.8
26-Feb-97                   14387               18968.7
27-Feb-97                   14210               18722.4
28-Feb-97                   14188               18622.8
1-Mar-97                    14188               18622.8
2-Mar-97                    14188               18622.8
3-Mar-97                    14288               18728.7
4-Mar-97                    14312               18628.8
5-Mar-97                    14417               18895
6-Mar-97                    14258               18816.5
7-Mar-97                    14345               18967.7
8-Mar-97                    14345               18967.7
9-Mar-97                    14345               18967.7
10-Mar-97                   14252               19172.5
11-Mar-97                   14235               19118.4
12-Mar-97                   14259               18956
13-Mar-97                   14044               18613.2
14-Mar-97                   14271               18698.5
15-Mar-97                   14271               18698.5
16-Mar-97                   14271               18698.5
17-Mar-97                   14148               18759.2
18-Mar-97                   14038               18616.9
19-Mar-97                   13695               18525.4
20-Mar-97                   13703               18452.8
21-Mar-97                   13771               18487.2
22-Mar-97                   13771               18487.2
23-Mar-97                   13771               18487.2
24-Mar-97                   13809               18647.7
25-Mar-97                   13866               18606.5
26-Mar-97                   14057               18644.7
27-Mar-97                   14057               18252.9
28-Mar-97                   14057               18252.9
29-Mar-97                   14057               18252.9
30-Mar-97                   14057               18252.9
31-Mar-97                   13394               17857.6
1-Apr-97                    13310               17917.1
2-Apr-97                    13114               17695.5
3-Apr-97                    13236               17700.6
4-Apr-97                    13331               17879.4
5-Apr-97                    13331               17879.4
6-Apr-97                    13331               17879.4
7-Apr-97                    13594               17979.4
8-Apr-97                    13716               18078.8
9-Apr-97                    13525               17949.6
10-Apr-97                   13431               17896.7
11-Apr-97                   13246               17409.6
12-Apr-97                   13246               17409.6
13-Apr-97                   13246               17409.6
14-Apr-97                   13106               17553.1
15-Apr-97                   13175               17812.5
16-Apr-97                   13153               18021.7
17-Apr-97                   13026               17980.8
18-Apr-97                   12949               18088.7
19-Apr-97                   12949               18088.7
20-Apr-97                   12949               18088.7
21-Apr-97                   12739               17947.8
22-Apr-97                   12717               18283.9
23-Apr-97                   12716               18261.9
24-Apr-97                   12687               18204.2
25-Apr-97                   12506               18067
26-Apr-97                   12506               18067
27-Apr-97                   12506               18067
28-Apr-97                   12480               18248.5
29-Apr-97                   12614               18747.2
30-Apr-97                   12628               18923.2
1-May-97                    12703               18859.4
2-May-97                    12818               19200.5
3-May-97                    12818               19200.5
4-May-97                    12818               19200.5
5-May-97                    13202               19609.7
6-May-97                    13135               19552.7
7-May-97                    13107               19268.8
8-May-97                    13160               19378.8
9-May-97                    13224               19490.9
10-May-97                   13224               19490.9
11-May-97                   13224               19490.9
12-May-97                   12992               19796.1
13-May-97                   12839               19692.5
14-May-97                   12914               19764.1
15-May-97                   12861               19908.3
16-May-97                   12700               19625
17-May-97                   12700               19625
18-May-97                   12700               19625
19-May-97                   12670               19708.6
20-May-97                   12857               19908.6
21-May-97                   12989               19856.1
22-May-97                   12888               19769.3
23-May-97                   13204               20038.6
24-May-97                   13204               20038.6
25-May-97                   13204               20038.6
26-May-97                   13204               20038.6
27-May-97                   13410               20102.2
28-May-97                   13541               20046.5
29-May-97                   13495               19975.5
30-May-97                   13610               20075.4
31-May-97                   13610               20075.4
1-Jun-97                    13610               20075.4
2-Jun-97                    13627               20030.2
3-Jun-97                    13467               20009.7
4-Jun-97                    13472               19887.3
5-Jun-97                    13603               19968.4
6-Jun-97                    13755               20314.6
7-Jun-97                    13755               20314.6
8-Jun-97                    13755               20314.6
9-Jun-97                    13868               20431.3
10-Jun-97                   13672               20487.6
11-Jun-97                   13813               20593.2
12-Jun-97                   13837               20926.9
13-Jun-97                   14053               21159
14-Jun-97                   14053               21159
15-Jun-97                   14053               21159
16-Jun-97                   14146               21174.7
17-Jun-97                   14255               21187
18-Jun-97                   14255               21069.5
19-Jun-97                   14275               21281.8
20-Jun-97                   14489               21298.6
21-Jun-97                   14489               21298.6
22-Jun-97                   14489               21298.6
23-Jun-97                   13963               20823.1
24-Jun-97                   14114               21243.1
25-Jun-97                   14002               21069.7
26-Jun-97                   13909               20948.4
27-Jun-97                   13934               21034.5
28-Jun-97                   13934               21034.5
29-Jun-97                   13934               21034.5
30-Jun-97                   14028               20983.3
1-Jul-97                    14134               21125.8
2-Jul-97                    14183               21436.9
3-Jul-97                    14386               21743
4-Jul-97                    14386               21743.5
5-Jul-97                    14386               21743.5
6-Jul-97                    14386               21743.5
7-Jul-97                    15015               21631.7
8-Jul-97                    15119               21791.8
9-Jul-97                    15171               21527
10-Jul-97                   15203               21675.7
11-Jul-97                   15456               21747.5
12-Jul-97                   15456               21747.5
13-Jul-97                   15456               21747.5
14-Jul-97                   15790               21787.8
15-Jul-97                   15985               21962.9
16-Jul-97                   15912               22221.3
17-Jul-97                   15765               22103.7
18-Jul-97                   15416               21717
19-Jul-97                   15416               21717
20-Jul-97                   15416               21717
21-Jul-97                   15266               21661
22-Jul-97                   15631               22160.2
23-Jul-97                   15581               22222
24-Jul-97                   15678               22310.4
25-Jul-97                   15732               22275.1
26-Jul-97                   15732               22275.1
27-Jul-97                   15732               22275.1
28-Jul-97                   15868               22219.6
29-Jul-97                   16047               22360.6
30-Jul-97                   16357               22602.8
31-Jul-97                   16247               22653.4
1-Aug-97                    16336               22484.5
2-Aug-97                    16336               22484.5
3-Aug-97                    16336               22484.5
4-Aug-97                    16526               22559.9
5-Aug-97                    16636               22609.3
6-Aug-97                    16792               22800
7-Aug-97                    16965               22584.7
8-Aug-97                    16598               22165.7
9-Aug-97                    16598               22165.7
10-Aug-97                   16598               22165.7
11-Aug-97                   16461               22253.7
12-Aug-97                   16232               22006.2
13-Aug-97                   16125               21904
14-Aug-97                   16228               21970
15-Aug-97                   15959               21401.9
16-Aug-97                   15959               21401.9
17-Aug-97                   15959               21401.9
18-Aug-97                   16116               21682.1
19-Aug-97                   16390               22003.7
20-Aug-97                   16602               22324
21-Aug-97                   16486               21984.6
22-Aug-97                   16395               21948.9
23-Aug-97                   16395               21948.9
24-Aug-97                   16395               21948.9
25-Aug-97                   16411               21868.6
26-Aug-97                   16250               21699.3
27-Aug-97                   16158               21718.7
28-Aug-97                   16085               21483.5
29-Aug-97                   16024               21384.3
30-Aug-97                   16024               21384.3
31-Aug-97                   16024               21384.3
1-Sep-97                    16024               21384.3
2-Sep-97                    16169               22053
3-Sep-97                    16259               22065.5
4-Sep-97                    16289               22137.6
5-Sep-97                    16246               22095.4
6-Sep-97                    16246               22095.4
7-Sep-97                    16246               22095.4
8-Sep-97                    16196               22148
9-Sep-97                    16286               22205.7
10-Sep-97                   16097               21859.4
11-Sep-97                   16027               21713.1
12-Sep-97                   15752               21983
13-Sep-97                   15752               21983
14-Sep-97                   15752               21983
15-Sep-97                   15533               21889
16-Sep-97                   15471               22504.6
17-Sep-97                   15260               22443.3
18-Sep-97                   15303               22546.4
19-Sep-97                   15330               22623.5
20-Sep-97                   15330               22623.5
21-Sep-97                   15330               22623.5
22-Sep-97                   15508               22741
23-Sep-97                   15464               22657.8
24-Sep-97                   15383               22481
25-Sep-97                   15284               22324.7
26-Sep-97                   15375               22505.9
27-Sep-97                   15375               22505.9
28-Sep-97                   15375               22505.9
29-Sep-97                   15468               22699.7
30-Sep-97                   15378               22555.4
1-Oct-97                    15569               22751
2-Oct-97                    15517               22872.3
3-Oct-97                    15548               22981.6
4-Oct-97                    15548               22981.6
5-Oct-97                    15548               22981.6
6-Oct-97                    15785               23164
7-Oct-97                    15877               23413.6
8-Oct-97                    16182               23198.9
9-Oct-97                    16128               23122.8
10-Oct-97                   16070               23037.4
11-Oct-97                   16070               23037.4
12-Oct-97                   16070               23037.4
13-Oct-97                   16067               23064.1
14-Oct-97                   15903               23116
15-Oct-97                   15803               23007.8
16-Oct-97                   15413               22758.9
17-Oct-97                   15154               22494.7
18-Oct-97                   15154               22494.7
19-Oct-97                   15154               22494.7
20-Oct-97                   15433               22767.7
21-Oct-97                   15468               23164.9
22-Oct-97                   15254               23076.1
23-Oct-97                   14800               22652.3
24-Oct-97                   14707               22436.6
25-Oct-97                   14707               22436.6
26-Oct-97                   14707               22436.6
27-Oct-97                   13702               20896
28-Oct-97                   14207               21965.1
29-Oct-97                   14202               21906.1
30-Oct-97                   13942               21541.1
31-Oct-97                   14038               21802.2
1-Nov-97                    14038               21802.2
2-Nov-97                    14038               21802.2
3-Nov-97                    14517               22383.8
4-Nov-97                    14419               22426.3
5-Nov-97                    14463               22477.2
6-Nov-97                    14388               22366.2
7-Nov-97                    14197               22120.2
8-Nov-97                    14197               22120.2
9-Nov-97                    14197               22120.2
10-Nov-97                   14165               21970
11-Nov-97                   14040               22033.2
12-Nov-97                   13817               21613.2
13-Nov-97                   13877               21870
14-Nov-97                   13899               22150.2
15-Nov-97                   13899               22150.2
16-Nov-97                   13899               22150.2
17-Nov-97                   13971               22576.9
18-Nov-97                   13891               22389.3
19-Nov-97                   13916               22544.5
20-Nov-97                   13946               22888.1
21-Nov-97                   13962               22986.5
22-Nov-97                   13962               22986.5
23-Nov-97                   13962               22986.5
24-Nov-97                   13814               22595.3
25-Nov-97                   13778               22696.8
26-Nov-97                   13810               22721.1
27-Nov-97                   13810               22721.1
28-Nov-97                   13817               22811.4
29-Nov-97                   13817               22811.4
30-Nov-97                   13817               22811.4
1-Dec-97                    13824               23274.4
2-Dec-97                    13731               23201.1
3-Dec-97                    13669               23328.5
4-Dec-97                    13643               23241.7
5-Dec-97                    13649               23497.2
6-Dec-97                    13649               23497.2
7-Dec-97                    13649               23497.2
8-Dec-97                    13639               23464.9
9-Dec-97                    13632               23307.5
10-Dec-97                   13593               23166
11-Dec-97                   13568               22817.4
12-Dec-97                   13581               22780.5
13-Dec-97                   13581               22780.5
14-Dec-97                   13581               22780.5
15-Dec-97                   13567               23019.8
16-Dec-97                   13576               23130.9
17-Dec-97                   13600               23072.8
18-Dec-97                   13733               22829.2
19-Dec-97                   13783               22625.8
20-Dec-97                   13783               22625.8
21-Dec-97                   13783               22625.8
22-Dec-97                   13246               22791.6
23-Dec-97                   13298               22443.6
24-Dec-97                   13769               22290.8
25-Dec-97                   13799               22290.8
26-Dec-97                   13800               22380.8
27-Dec-97                   13800               22380.8
28-Dec-97                   13800               22380.8
29-Dec-97                   13906               22792.4
30-Dec-97                   13881               23212.4
31-Dec-97                   13902               23203.2
1-Jan-98                    13902               23203.2
2-Jan-98                    13904               23314.3
3-Jan-98                    13904               23314.3
4-Jan-98                    13904               23314.3
5-Jan-98                    13848               23363.2
6-Jan-98                    13838               23113.6
7-Jan-98                    13825               23057.3
8-Jan-98                    13705               22868
9-Jan-98                    13686               22189.9
10-Jan-98                   13686               22189.9
11-Jan-98                   13686               22189.9
12-Jan-98                   13636               22465.5
13-Jan-98                   13707               22775.3
14-Jan-98                   13793               22915.3
15-Jan-98                   13765               22743.7
16-Jan-98                   13724               23001.5
17-Jan-98                   13724               23001.5
18-Jan-98                   13724               23001.5
19-Jan-98                   13724               23001.5
20-Jan-98                   13685               23410.6
21-Jan-98                   13884               23225.7
22-Jan-98                   13813               23039.9
23-Jan-98                   13797               22909.8
24-Jan-98                   13797               22909.8
25-Jan-98                   13797               22909.8
26-Jan-98                   13681               22894.4
27-Jan-98                   13769               23183.2
28-Jan-98                   13957               23390.5
29-Jan-98                   13934               23584.4
30-Jan-98                   13946               23459.8
31-Jan-98                   13946               23459.8
1-Feb-98                    13946               23459.8
2-Feb-98                    14041               23962.3
3-Feb-98                    14101               24076.5
4-Feb-98                    14054               24101.5
5-Feb-98                    13997               24024
6-Feb-98                    14052               24241.9
7-Feb-98                    14052               24241.9
8-Feb-98                    14052               24241.9
9-Feb-98                    14071               24202.4
10-Feb-98                   14114               24400.7
11-Feb-98                   14129               24430
12-Feb-98                   14103               24531.2
13-Feb-98                   14111               24434.9
14-Feb-98                   14111               24434.9
15-Feb-98                   14111               24434.9
16-Feb-98                   14111               24434.9
17-Feb-98                   14039               24500
18-Feb-98                   14086               24728.7
19-Feb-98                   14048               24638.9
20-Feb-98                   14105               24781.3
21-Feb-98                   14105               24781.3
22-Feb-98                   14105               24781.3
23-Feb-98                   14115               24876
24-Feb-98                   14037               24694.4
25-Feb-98                   14083               24993.5
26-Feb-98                   14172               25134.9
27-Feb-98                   14168               25151.9
28-Feb-98                   14168               25151.9
1-Mar-98                    14168               25151.9
2-Mar-98                    14053               25113.1
3-Mar-98                    14004               25216.8
4-Mar-98                    13907               25110
5-Mar-98                    13844               24818.8
6-Mar-98                    13898               25316.3
7-Mar-98                    13898               25316.3
8-Mar-98                    13898               25316.3
9-Mar-98                    13825               25235.5
10-Mar-98                   13789               25522.2
11-Mar-98                   14069               25628.1
12-Mar-98                   14183               25666.9
13-Mar-98                   14265               25635.4
14-Mar-98                   14265               25635.4
15-Mar-98                   14265               25635.4
16-Mar-98                   14278               25892
17-Mar-98                   14301               25920.3
18-Mar-98                   14373               26043.2
19-Mar-98                   14399               26145.3
20-Mar-98                   14442               26371.5
21-Mar-98                   14442               26371.5
22-Mar-98                   14442               26371.5
23-Mar-98                   14470               26285.4
24-Mar-98                   14486               26527.8
25-Mar-98                   14470               26438.7
26-Mar-98                   14472               26411.9
27-Mar-98                   14408               26287.9
28-Mar-98                   14408               26287.9
29-Mar-98                   14408               26287.9
30-Mar-98                   14373               26242.9
31-Mar-98                   14440               26439.9
1-Apr-98                    14643               26595.3
2-Apr-98                    14870               26881
3-Apr-98                    14997               26945.9
4-Apr-98                    14997               26945.9
5-Apr-98                    14997               26945.9
6-Apr-98                    14978               26914.7
7-Apr-98                    14740               26638.5
8-Apr-98                    14775               26449.5
9-Apr-98                    14781               26666.4
10-Apr-98                   14781               26666.4
11-Apr-98                   14781               26666.4
12-Apr-98                   14781               26666.4
13-Apr-98                   14743               26644.4
14-Apr-98                   14756               26789.9
15-Apr-98                   14885               26875.8
16-Apr-98                   14682               26608.6
17-Apr-98                   14703               26958.2
18-Apr-98                   14703               26958.2
19-Apr-98                   14703               26958.2
20-Apr-98                   14816               26980.5
21-Apr-98                   14855               27053.1
22-Apr-98                   14912               27147.8
23-Apr-98                   14855               26884.9
24-Apr-98                   15000               26604.5
25-Apr-98                   15000               26604.5
26-Apr-98                   15000               26604.5
27-Apr-98                   14807               26091.6
28-Apr-98                   14906               26059.9
29-Apr-98                   15057               26292.8
30-Apr-98                   15114               26705.9
1-May-98                    15175               26928.2
2-May-98                    15175               26928.2
3-May-98                    15175               26928.2
4-May-98                    15297               26953.9
5-May-98                    15340               26796.7
6-May-98                    15281               26548.9
7-May-98                    15367               26314.6
8-May-98                    15519               26627.1
9-May-98                    15519               26627.1
10-May-98                   15519               26627.1
11-May-98                   15464               26604.3
12-May-98                   15471               26825.5
13-May-98                   15823               26904.4
14-May-98                   15796               26869.2
15-May-98                   15582               26662.5
16-May-98                   15582               26662.5
17-May-98                   15582               26662.5
18-May-98                   15487               26595.6
19-May-98                   15571               26700.1
20-May-98                   15699               26917.7
21-May-98                   15820               26811.4
22-May-98                   15836               26711.3
23-May-98                   15836               26711.5
24-May-98                   15836               26711.6
25-May-98                   15836               26711.8
26-May-98                   15303               26316.4
27-May-98                   14937               26276.8
28-May-98                   15200               26409.8
29-May-98                   15397               26247.4
30-May-98                   15397               26248.1
31-May-98                   15397               26248.8
1-Jun-98                    14924               26253.5
2-Jun-98                    14795               26307.6
3-Jun-98                    14946               26061
4-Jun-98                    14984               26352.4
5-Jun-98                    15089               26811.4
6-Jun-98                    15089               26812.3
7-Jun-98                    15089               26813.3
8-Jun-98                    15178               26859.5
9-Jun-98                    15194               26924.8
10-Jun-98                   14793               26778.7
11-Jun-98                   14443               26359.7
12-Jun-98                   14296               26462.7
13-Jun-98                   14296               26463.1
14-Jun-98                   14296               26463.5
15-Jun-98                   13974               25937.9
16-Jun-98                   14241               26192.8
17-Jun-98                   14460               26663.9
18-Jun-98                   14323               26647.2
19-Jun-98                   14246               26509.7
20-Jun-98                   14246               26509.9
21-Jun-98                   14246               26510.1
22-Jun-98                   14334               26572.9
23-Jun-98                   14328               26964.4
24-Jun-98                   14434               27287.9
25-Jun-98                   14262               27201.2
26-Jun-98                   14290               27300.1
27-Jun-98                   14290               27304.6
28-Jun-98                   14290               27309.1
29-Jun-98                   14374               27436.9
30-Jun-98                   14574               27327.2
1-Jul-98                    14618               27682.9
2-Jul-98                    14372               27631.3
3-Jul-98                    14372               27631.3
4-Jul-98                    14372               27631.4
5-Jul-98                    14372               27631.4
6-Jul-98                    14414               27897.9
7-Jul-98                    14656               27834.4
8-Jul-98                    14602               28123.8
9-Jul-98                    14438               27935.9
10-Jul-98                   14462               28075
11-Jul-98                   14462               28075.1
12-Jul-98                   14462               28075.1
13-Jul-98                   14615               28097
14-Jul-98                   14632               28396.2
15-Jul-98                   14613               28329.5
16-Jul-98                   14594               28551.4
17-Jul-98                   14599               28618
18-Jul-98                   14599               28618
19-Jul-98                   14599               28618
20-Jul-98                   14510               28554.3
21-Jul-98                   14179               28095.5
22-Jul-98                   14146               28073.7
23-Jul-98                   13703               27487.3
24-Jul-98                   13537               27512.6
25-Jul-98                   13537               27512.6
26-Jul-98                   13537               27512.6
27-Jul-98                   13537               27668.6
28-Jul-98                   13404               27257.9
29-Jul-98                   13020               27141.9
30-Jul-98                   12957               27573.8
31-Jul-98                   12740               27036.3
1-Aug-98                    12740               27036.3
2-Aug-98                    12740               27036.3
3-Aug-98                    12522               26838.7
4-Aug-98                    12007               25866.6
5-Aug-98                    11929               26094.9
6-Aug-98                    12533               26295.1
7-Aug-98                    12533               26290.8
8-Aug-98                    12533               26290.9
9-Aug-98                    12720               26290.9
10-Aug-98                   12711               26140.3
11-Aug-98                   12300               25803.6
12-Aug-98                   12498               26176.3
13-Aug-98                   12310               25952.2
14-Aug-98                   12219               25659.9
15-Aug-98                   12219               25661.2
16-Aug-98                   12219               25662.6
17-Aug-98                   12216               26168.5
18-Aug-98                   12370               26594.5
19-Aug-98                   12133               26520.3
20-Aug-98                   11840               26365.9
21-Aug-98                   11607               26114.6
22-Aug-98                   11607               26115.1
23-Aug-98                   11607               26115.5
24-Aug-98                   11333               26283.7
25-Aug-98                   11182               26397.8
26-Aug-98                   10834               26190.5
27-Aug-98                   10389               25187.9
28-Aug-98                   10104               24818.3
29-Aug-98                   10104               24822
30-Aug-98                   10104               24825.6
31-Aug-98                   9156                23137.6
1-Sep-98                    9355                24031.9
2-Sep-98                    9675                23946.5
3-Sep-98                    9476                23748.5
4-Sep-98                    9559                23547.2
5-Sep-98                    9559                23548.3
6-Sep-98                    9559                23549.4
7-Sep-98                    9559                23550.6
8-Sep-98                    10042               24750.7
9-Sep-98                    9884                24334.8
10-Sep-98                   9551                23706.2
11-Sep-98                   9667                24411.5
12-Sep-98                   9667                24418.5
13-Sep-98                   9667                24425.6
14-Sep-98                   10073               24930.5
15-Sep-98                   10035               25123.4
16-Sep-98                   10156               25313.9
17-Sep-98                   9950                24671.3
18-Sep-98                   9966                24701
19-Sep-98                   9966                24701.1
20-Sep-98                   9966                24701.2
21-Sep-98                   9923                24793.7
22-Sep-98                   10096               24932.7
23-Sep-98                   10439               25816.5
24-Sep-98                   10522               25250.6
25-Sep-98                   10614               25299.8
26-Sep-98                   10614               25299.8
27-Sep-98                   10614               25299.8
28-Sep-98                   10520               25403.1
29-Sep-98                   10485               25411.6
30-Sep-98                   10063               24637.7
1-Oct-98                    9786                23896.3
2-Oct-98                    9691                24290.4
3-Oct-98                    9691                24291.7
4-Oct-98                    9691                24293.1
5-Oct-98                    9509                23952.9
6-Oct-98                    9704                23857.9
7-Oct-98                    9214                23527.9
8-Oct-98                    8900                23256.1
9-Oct-98                    9338                23860.8
10-Oct-98                   9338                23860.8
11-Oct-98                   9338                23860.8
12-Oct-98                   9543                24183.7
13-Oct-98                   9837                24114.7
14-Oct-98                   10147               24375.2
15-Oct-98                   10423               25392.4
16-Oct-98                   10536               25609.1
17-Oct-98                   10536               25609.3
18-Oct-98                   10536               25609.6
19-Oct-98                   10694               25754.3
20-Oct-98                   10818               25791.7
21-Oct-98                   10975               25938.6
22-Oct-98                   11412               26146.8
23-Oct-98                   11494               25957.7
24-Oct-98                   11494               25957.9
25-Oct-98                   11494               25958.2
26-Oct-98                   11659               25998.2
27-Oct-98                   11826               25828.9
28-Oct-98                   11698               25900.6
29-Oct-98                   11852               26336.6
30-Oct-98                   12154               26645.8
31-Oct-98                   12154               26645.9
1-Nov-98                    12154               26646.1
2-Nov-98                    12465               26959.7
3-Nov-98                    12452               26942
4-Nov-98                    12663               27135.8
5-Nov-98                    12666               27506.4
6-Nov-98                    12782               27682.6
7-Nov-98                    12782               27685.2
8-Nov-98                    12782               27687.7
9-Nov-98                    12647               27429.7
10-Nov-98                   12542               27387.4
11-Nov-98                   12489               27210.4
12-Nov-98                   12343               27133.6
13-Nov-98                   12479               27329.9
14-Nov-98                   12479               27331.2
15-Nov-98                   12479               27332.5
16-Nov-98                   12623               27579.3
17-Nov-98                   12645               27663.7
18-Nov-98                   12620               27792.4
19-Nov-98                   12823               28007.1
20-Nov-98                   12718               28273
21-Nov-98                   12718               28273
22-Nov-98                   12718               28273.1
23-Nov-98                   12814               28877
24-Nov-98                   12692               28769.3
25-Nov-98                   12904               28866.2
26-Nov-98                   12904               28868.8
27-Nov-98                   12941               29005.4
28-Nov-98                   12941               29010.3
29-Nov-98                   12941               29015.1
30-Nov-98                   12787               28317.8
1-Dec-98                    12604               28602.1
2-Dec-98                    12724               28510.7
3-Dec-98                    12589               27997.6
4-Dec-98                    12804               28645.2
5-Dec-98                    12804               28645.4
6-Dec-98                    12804               28645.5
7-Dec-98                    12791               28912.7
8-Dec-98                    12725               28760.6
9-Dec-98                    12584               28814.2
10-Dec-98                   12398               28365.2
11-Dec-98                   12310               28406.1
12-Dec-98                   12310               28411.9
13-Dec-98                   12310               28417.7
14-Dec-98                   11903               27802.4
15-Dec-98                   11883               28329.6
16-Dec-98                   11773               28309
17-Dec-98                   11806               28750.4
18-Dec-98                   11907               28946.7
19-Dec-98                   11907               28946.9
20-Dec-98                   11907               28947
21-Dec-98                   11919               29308.5
22-Dec-98                   11855               29326.8
23-Dec-98                   12016               29935.4
24-Dec-98                   12070               29880.6
25-Dec-98                   12070               29881.1
26-Dec-98                   12070               29881.7
27-Dec-98                   12070               29882.2
28-Dec-98                   11873               29863.2
29-Dec-98                   11839               30269.5
30-Dec-98                   12845               30029.5
31-Dec-98                   12092               29964
1-Jan-99                    12092               29964.2
2-Jan-99                    12092               29964.5
3-Jan-99                    12092               29964.8
4-Jan-99                    12366               29938.2
5-Jan-99                    12636               30346.1
6-Jan-99                    13139               31024.8
7-Jan-99                    13281               30963.1
8-Jan-99                    13124               31093.8
9-Jan-99                    13124               31093.8
10-Jan-99                   13124               31093.8
11-Jan-99                   13118               30820.4
12-Jan-99                   12870               30226.1
13-Jan-99                   12797               30103.4
14-Jan-99                   12752               29562.2
15-Jan-99                   13001               30320.3
16-Jan-99                   13001               30320.7
17-Jan-99                   13001               30321.1
18-Jan-99                   13001               30321.6
19-Jan-99                   13432               30535
20-Jan-99                   13226               30649.4
21-Jan-99                   13096               30126.1
22-Jan-99                   13185               29883.2
23-Jan-99                   13185               29883.4
24-Jan-99                   13185               29883.7
25-Jan-99                   13272               30098.2
26-Jan-99                   13298               30545.4
27-Jan-99                   13198               30326.7
28-Jan-99                   13179               30871.5
29-Jan-99                   13057               31219.6
30-Jan-99                   13057               31219.6
31-Jan-99                   13057               31219.6
1-Feb-99                    13012               31057.6
2-Feb-99                    12974               30790.3
3-Feb-99                    13005               31040.2
4-Feb-99                    12947               30467.2
5-Feb-99                    12622               30246.1
6-Feb-99                    12622               30246.1
7-Feb-99                    12622               30246.1
8-Feb-99                    12603               30357.6
9-Feb-99                    12634               29683.6
10-Feb-99                   12646               29870.2
11-Feb-99                   12584               30617
12-Feb-99                   12467               30034.1
13-Feb-99                   12467               30034.1
14-Feb-99                   12467               30034.1
15-Feb-99                   12467               30034.1
16-Feb-99                   12616               30320.9
17-Feb-99                   12499               29888.9
18-Feb-99                   12583               30214.7
19-Feb-99                   12815               30261.5
20-Feb-99                   12815               30261.5
21-Feb-99                   12815               30261.5
22-Feb-99                   12867               31066.8
23-Feb-99                   12802               31043.9
24-Feb-99                   12676               30612.9
25-Feb-99                   12599               30412
26-Feb-99                   12464               30249.3
27-Feb-99                   12464               30249.3
28-Feb-99                   12464               30249.3
1-Mar-99                    12513               30197.2
2-Mar-99                    12483               29937.2
3-Mar-99                    12396               29997.7
4-Mar-99                    12422               30464.5
5-Mar-99                    12522               31169.6
6-Mar-99                    12522               31169.6
7-Mar-99                    12522               31169.6
8-Mar-99                    12601               31348.9
9-Mar-99                    12585               31278.3
10-Mar-99                   12742               31451.3
11-Mar-99                   12917               31723.7
12-Mar-99                   12918               31648.5
13-Mar-99                   12918               31648.5
14-Mar-99                   12918               31648.5
15-Mar-99                   12877               31958.6
16-Mar-99                   12772               31936.8
17-Mar-99                   12715               31729.8
18-Mar-99                   12856               32188.8
19-Mar-99                   12766               31766.9
20-Mar-99                   12766               31766.9
21-Mar-99                   12766               31766.9
22-Mar-99                   12738               31711.6
23-Mar-99                   12553               30859.2
24-Mar-99                   12583               31017.4
25-Mar-99                   12547               31541
26-Mar-99                   12529               31365.2
27-Mar-99                   12529               31365.2
28-Mar-99                   12529               31365.2
29-Mar-99                   12782               32038.9
30-Mar-99                   12594               31810.9
31-Mar-99                   12651               31459.6

     Past performance is not predictive of future performance.

                                   MANAGEMENT

     American Heritage Management Corporation (AHMC ), 1370 Avenue of the Americas, New York, New York 10019 has been our investment adviser since our inception. Since 1990, AHMC has provided investment advice to The American Heritage Fund, Inc. AHMC provides continuous investment advice to us and places orders for purchases and sales of our securities.

     We make our investment decisions based upon advice furnished to us by AHMC. For the fiscal year ended January 31, 1999, the investment advisory fee represented 1.25% of our average net assets.

     Heiko H. Thieme is our portfolio manager and has been primarily responsible for the day-to-day management of our portfolio since our inception. Mr. Thieme also renders investment advice to one U.S. and two foreign investment companies and is the Chief Executive Officer of a securities broker-dealer.

                                PRICING OF SHARES

     The price at which you buy and redeem our shares is the net asset value
(NAV) per share. The NAV represents the value of our total assets less our liabilities. The NAV per share is generally calculated as of the close of the regular trading session of the New York Stock Exchange. Our shares will not be priced on the days when the New York Stock Exchange is closed for trading such as weekends and certain national holidays. In calculating the NAV, portfolio securities will be valued at market value when there is a reliable quotation available for the securities. The value of all other assets will be determined by our Board of Directors or members of a committee of our Board of Directors at amounts which they think represent their fair value.

                        PROCEDURES FOR BUYING FUND SHARES

     The minimum investment requirements for the Fund are:

                              OPENING      ADDING TO
                            THE ACCOUNT   THE ACCOUNT
                            -----------   -----------
  Regular Accounts            $1,000         $500
  IRAs, Custodian Accounts
    and Keogh Accounts           500          500

     We may change these minimum investment amounts at any time and we can refuse any purchase order that might adversely affect our operations.

     Once we accept your order to purchase, the purchase price will be the next calculated NAV per share. You pay no sales load for buying Fund shares.

     You may buy Fund shares in any of these ways:

BY TELEPHONE

     Call 1-800-828-5050 to buy shares of the Fund. We must receive your payment within three business days of your order. To meet this deadline, you may send a check by overnight mail or wire payment, or you may make an electronic transfer through your bank.

BY MAIL

     Mail your application and check to:
          American Heritage Growth Fund, Inc.
        Location 0637
        Cincinnati, OH 45264-0637

If you purchase additional shares of the Fund, you must send a completed investment slip together with a check that has your account number on it.

THROUGH CERTAIN BROKER-DEALERS

     Shares of the Fund may be purchased through certain registered broker-dealers. We impose no sales load or service charge, but the broker-dealers may make a charge to investors for their services. The charge and services may vary in amount among broker-dealers, some of which may impose higher initial or subsequent investment requirements than those established by us.

BY COURIER

     Deliver your application and check to:
          American Heritage Growth Fund, Inc.
        c/o Firstar Bank, N.A.
        425 Walnut Street
        Mutual Fund Custodian Department
        Cincinnati, OH 45202

If you purchase additional shares of the Fund, you must send a completed investment slip together with a check that has your account number on it.

                      PROCEDURES FOR REDEEMING FUND SHARES

     Any shareholder may redeem his or her shares by making a written request directly to our Transfer Agent, American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788. Redemptions may be made by telephone upon the request of certain financial institutions who are holders of record of shares issued by the Fund, within our sole discretion. We have instructed our Transfer Agent to confirm the authenticity of any such request for redemption by telecopier and telephone. Proceeds of redemptions made by telephone will be sent only to the respective financial institution making the request. In the event that a telephone redemption which is honored by us is unauthorized or fraudulent, we could sustain losses.

     The redemption price will be the NAV per share next determined by the Fund following receipt of a proper request for redemption. There is no redemption charge imposed by us.

     Payment for shares redeemed will normally be made within seven days after receipt of a proper written request. Payment will not be mailed before clearance of the purchaser's check. The determination of the NAV and the right of redemption may be suspended or the payment date postponed when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or the Exchange is closed for other than customary weekend and holiday closings; (b) when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by us of securities owned by us it is not reasonably practicable, or it is not reasonably practicable for us fairly to determine the value of our net assets; or (c) when the Securities and Exchange Commission by Order so permits for the protection of our shareholders of the Fund.

     All requests for redemption of shares must be signed by all registered owners exactly as registered, including fiduciary titles, if any, with signatures guaranteed by a member of a national securities exchange or a United States commercial bank or a foreign bank having a New York City correspondent.

                             DISTRIBUTIONS AND TAXES

     We intend to distribute as dividends our net investment income, if any, and distribute any net capital gains that we realize once a year. Your distributions will be reinvested in the Fund unless you instruct us otherwise in writing. There are no fees or sales charges on reinvestments. Dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them in cash.

     The tax status of your dividends and distributions will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

     Except in tax-advantaged accounts, any redemption, sale or exchange of Fund shares may generate a tax liability.

                              SHAREHOLDER SERVICES

     We offer the following shareholder services. For further details, please write or call us.

EXCHANGE PRIVILEGE

     A shareholder of the Fund has the privilege of exchanging shares of the Fund for shares of The American Heritage Fund, Inc. (AHF) by written notice to our Transfer Agent subject to the following:

        - Shares of AHF must be eligible for sale in the state of residence of the shareholder.

          - Shareholders may only exchange between accounts that are registered in the same name, address, and have the same taxpayer identification number.

          - A shareholder must have received a current Prospectus of AHF before the exchange.

          - Both the Fund and AHF reserve the right to temporarily or permanently terminate the exchange privilege.

     Exchanges may have tax consequences and you may wish to consult with your tax advisor before making any exchange.

AUTOMATIC WITHDRAWAL PLAN

     With an Automatic Withdrawal Plan, a shareholder can arrange for automatic distributions to be made monthly or quarterly in amounts not less than $1,000. An Automatic Withdrawal Plan may neither be opened nor maintained by a shareholder holding shares of the Fund having a value of less than $50,000.

IRA AND KEOGH PLANS

     A prototype defined contribution retirement plan and individual retirement account is available. Certain charges are imposed by Firstar Bank, N.A. and American Data Services, Inc. and shareholders should carefully review all documents provided in connection with such plan or account.

                          CUSTODIAN AND TRANSFER AGENT

     Firstar Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian of the portfolio securities and monies of the Fund.

     American Data Services, 150 Motor Parkway, Hauppauge, New York 11788 is our Transfer Agent.

     Neither the Custodian nor the Transfer Agent performs any managerial or policy-making functions for the Fund.

                      AMERICAN HERITAGE GROWTH FUND, INC.

                            ------------------------

     Our Statement of Additional Information (SAI) includes additional information about us. Additional information about our investments is available in our annual and semi-annual reports to shareholders. The SAI and the annual and semi-annual reports are available, without charge, upon request. You may call us at 1-800-828-5050 to request the SAI; to request our annual report, to request our semi-annual report; to request other information about us; and to make shareholder inquiries.

     The SAI, including the annual report, is incorporated by reference into this prospectus.

     Information about us, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about us are available on the EDGAR database on the Commission's Internet site at http:/www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

          Our Investment Company Act of 1940 file number is 811-8386.

                      AMERICAN HERITAGE GROWTH FUND, INC.
--------------------------------------------------------------------------------
 Mail to: American Heritage Growth Fund, Inc., Location 0637, Cincinnati, Ohio
                                   45264-0637
      (DO NOT USE THIS FORM FOR IRA PLANS. Please request separate forms)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Complete only the applicable sections which will tell us how your account should be registered.

ACCOUNT       [ ] Individual
REGISTRATION
                                      --------------------------------------------------------------------
                                      First Name                  Middle Name                  Last Name

              [ ] Joint Tenant
                                      --------------------------------------------------------------------
                                      First Name                  Middle Name                  Last Name

              [ ] Gifts to Minors     _____________________________________As Custodian For ________________________________
                                      Name of Custodian (only 1 permitted)                  Name of Minor (only 1 permitted)

                                      UNDER THE _____________________________UNIFORM GIFT TO MINORS
                                                          State

              [ ] Corporations,       ------------------------------------------------------
                  Trusts &            Name of corporation or partnership. If a trust,
                  Others              include the name(s) of trustees in which account will
                                      be registered and the date of the trust investment. An
                                      account for a pension or profit sharing plan or trust
                                      may be registered in the name of the plan or trust
                                      itself.
--------------------------------------------------------------------------------------------
ADDRESS
                                      ------------------------------------------------------
                                      Street

                                                                               (      )
                                      ------------------------------------------------------
                                      City                                    Home Phone
                                      Number

                                                                              (      )
                                      ------------------------------------------------------
                                      State         Zip Code          Business Phone Number
--------------------------------------------------------------------------------------------
INVESTMENT    $                       (Minimum initial $1,000.--Subsequent Investments of
              ---------------------   $500 or more.) Make checks payable to American
                                      Heritage Growth Fund, Inc. Application is not needed
                                      for subsequent investments.
--------------------------------------------------------------------------------------------
DISTRIBUTIONS Reinvest all income and capital gain distributions in additional shares of the
              Fund unless this box is checked.
              [ ]  Pay dividends and capital gain distributions in cash. If any dividend or capital gain distribution check addressed and sent to (me)(us) is returned to you, you hereby are authorized to invest the proceeds of that check in Fund shares at the net asset value next determined after receipt by you of the returned check. In such event (I)(we) understand and agree that all subsequent dividend and capital gain distributions automatically will be reinvested in
              Fund shares unless and until (I)(we) has signed and filed with you a new request to receive dividends and capital gain distributions in cash.
--------------------------------------------------------------------------------------------

TAX IDENTIFICATION CERTIFICATION

     Because of important changes made to the Internal Revenue Code in 1983, we must be certain that we have a record of your correct Social Security or other Taxpayer Identification Number. If you have not certified that you have provided us with the correct number, your account will be subject to special Federal income tax withholding of 20% of dividends and other payments. To avoid this, please fill in your Social Security or Taxpayer Identification Number.
     / / / / / / / / / /                      ---------------------------------
     Social Security or                       Citizenship--If other than U.S.A.
     Taxpayer Identification Number


     If appropriate, check one of the following boxes:
     [ ] I have been notified by the IRS that I am subject to backup withholding for failure to report all interest or dividends.
     [ ] I do not have a Social Security Number or Taxpayer Identification
         Number, but I have applied for or intend to apply for one. I understand that if I do not provide this number within 60 days, the required 20% withholding will begin.
     [ ] I am exempt because I am a Non-Resident Alien (not a U.S. citizen or U.S. resident), a foreign corporation, partnership, estate or trust, and, as a result, I am not required to submit a number.
     [ ] I am an exempt recipient (see explanation below)

     If you are an exempt recipient, you must certify your Tax Identification Number as well as your exempt status to prevent withholding. A partial listing of exempt recipients follows. For further information, see Internal Revenue Code Sec. 3452 or consult you tax advisor.

   - Retirement Plans                                   - Common Trust Funds
   - Corporations                                       - Financial Institutions
   - Colleges, Churches, Charitable Organizations       - Registered Securities Dealers
   - Agents, Fiduciaries, Middlemen

--------------------------------------------------------------------------------

SIGNATURE            I understand and agree that:
                     (1) This application is subject to your acceptance or
                         rejection.
                     (2) All shares will be purchased at the net asset value next determined after receipt and acceptance.
                     (3) The Fund has the right to redeem shares held in my
                         account to reimburse the Fund for any loss it has sustained if my check for the purchase of or subscription for the
                         Fund shares is dishonored, regardless of whether the
                         undersigned was already an existing shareholder at the
                         time of such purchase or subscription.
                     (4) Under penalties of perjury, I certify that the
                         information I have provided in this application under the
                         caption TAX IDENTIFICATION CERTIFICATION is true,
                         correct, and complete.
                     I acknowledge receipt of your Prospectus and I understand
                     that all of its terms and provisions are incorporated herein by reference.

X
--------------------------------------------------------------------------------
  Signature of Individual and Joint Tenant or Custodian, Corporate Officer or Trustee.

---------------------------------------------             ----------------------
 Title of Corporate Officer or Trustee                    Date

WHERE DID YOU FIRST LEARN ABOUT THE AMERICAN HERITAGE GROWTH FUND?_____________

--------------------------------------------------------------------------------
                                                                            1199

------------------------------------------------------
------------------------------------------------------
                               AMERICAN HERITAGE
                               GROWTH FUND, INC.

                          1370 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                               INVESTMENT ADVISOR
                    AMERICAN HERITAGE MANAGEMENT CORPORATION

------------------------------------------------------
------------------------------------------------------

------------------------------------------------------
------------------------------------------------------
                               AMERICAN HERITAGE
                               GROWTH FUND, INC.

                            [AMERICAN HERITAGE LOGO]
                                   PROSPECTUS
                               NOVEMBER 26, 1999

------------------------------------------------------
------------------------------------------------------

                       AMERICAN HERITAGE GROWTH FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION


       This Statement of Additional Information, which is not a prospectus, relates to the prospectus of American Heritage Growth Fund, Inc dated November 29, 1999 as it may be revised from time to time. To obtain a free copy of the prospectus, please write to us at 1370 Avenue of the Americas, New York, NY 10019 or call us at 1-800-828-5050.


       Our most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information unless the information has been previously delivered in a shareholder report. The shareholder reports are available, without charge, upon request by calling us at 1-800-828-5050. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.




                                November 29, 1999

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND                                                     3

CERTAIN INVESTMENTS, TECHNIQUES AND RISKS                                   3

CERTAIN INVESTMENT RESTRICTIONS                                             6

MANAGEMENT                                                                  7

BROKERAGE ALLOCATIONS AND OTHER PRACTICES                                   9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                        10

DIVIDENDS, DISTRIBUTIONS AND TAXES                                         11

INVESTMENT ADVISORY AND OTHER SERVICES                                     12

RETURNS                                                                    13

CUSTODIAN                                                                  14

INDEPENDENT ACCOUNTANTS                                                    14

TRANSFER AGENT                                                             14

INFORMATION ABOUT THE FUND                                                 14

FINANCIAL STATEMENTS                                                       15

                             DESCRIPTION OF THE FUND

       The Fund is a New York Corporation having been formed on February 14, 1994. The Fund is an open-end, management investment company, known as a mutual fund. Because the Fund is a diversified investment company, at least 75% of the value of our total assets will be represented by cash and cash items, Government securities and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer. The foregoing limitation is applied solely at the time of the purchase of a particular security.

                    CERTAIN INVESTMENTS, TECHNIQUES AND RISKS

       Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities may be subordinate to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

       Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

       There can be no assurance of current income from convertible securities because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

       The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds." An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

       The Fund may purchase securities issued by companies organized in foreign countries. The foreign countries may have either developed or emerging markets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors cannot purchase or redeem shares of the Fund. Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

       When the Fund believes that a temporary defensive position is desirable, the Fund may invest in debt securities, including securities of the United States Government and its instrumentalities, or retain cash or cash equivalents. Temporary defensive positions may be desirable during times of generally falling prices of equity securities or during times when the Fund believes that falling prices will shortly occur. Debt securities and cash equivalents may include short-term commercial paper, certificates of deposit, time deposits and repurchase agreements.

       The Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's total assets with respect to any one investment company and (c) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

       The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation on the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund. The loan is collateralized by the value of the underlying security. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.

       The Fund may write covered call options. A call option permits its holder to purchase the securities of an issuer at a predetermined price. A call option is considered to be "covered" if, at the time the option is written, the Fund owns the securities (or securities convertible into the securities without additional consideration) against which the call option is written and will continue to own those securities during the time that the Fund is obligated under the option. The Fund anticipates that most of the options written by the Fund will be for a duration of not more than nine months. Through the receipt of the option premium, the Fund may mitigate the effect of a price decline. Because the Fund must be prepared to deliver the securities which are the subject of the call option at a predetermined price even if their value has increased, the Fund will relinquish some ability to participate in price increases in those securities.

       Although the Fund may not invest in securities as to which a liquid trading market does not exist, certain securities held by the Fund may become illiquid. As to these securities, the Fund will be subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. In addition, the presence of illiquid securities held by the Fund could adversely affect the Fund's ability to make cash redemptions.

       The Fund may borrow money from banks for temporary or defensive reasons. The Fund's net asset value per share may be subject to greater fluctuation during any time that the Fund has borrowed money.

                         CERTAIN INVESTMENT RESTRICTIONS

       The Fund's investment objective is a fundamental policy. Fundamental policies cannot be changed without approval by the holders of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. In addition, the Fund has adopted investment restrictions numbered 1 through 16 as fundamental policies. The other investment restrictions are not fundamental policies and may be changed by the Fund without shareholder approval. The Fund may not:

1. Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

2. Issue senior securities, except that the Fund may establish additional series of shares and borrow from any bank;

3.     Invest in companies for the purpose of exercising control or management;

4. Purchase or sell commodities or commodity contracts, including futures contracts;

5. Borrow money except from banks and only for temporary or emergency purposes, but not in amounts exceeding 33 1/3% of the Fund's net assets. Any borrowings in excess of that amount will be reduced within three business days to comply with such limitation.

6. Loan money to other persons, except that the Fund may (a) enter into repurchase agreements, (b) invest in debentures, bonds or similar governmental or corporate obligations of types commonly distributed publicly or privately to financial institutions and (c) purchase debt securities which are convertible into equity securities of an issuer without regard to whether such debt securities are types commonly distributed publicly or privately to financial institutions.

7. Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases.

8. Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited -from investing in marketable securities of companies engaged in real estate activities or investments other than real estate limited partnerships.

9.     Make short sales.

10.    Invest in illiquid securities.

11.    Underwrite securities issued by others.

12. Invest more than 25% of the value of its total assets in securities of companies engaged in a particular industry.

13.    Purchase options written by others.

14. Invest more than 5% of the value of the Fund's net assets in high yield debt securities which are not investment grade, including securities referred to as "junk bonds."

15. Invest more than 35% of the value of its total assets in securities issued by foreign companies.

16. Acquire time deposits if more than 10% of the value of the Fund's net assets will be invested in time deposits or the time deposits cannot be liquidated within seven days.

17. Purchase securities (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be represented by issuers that, including predecessors, have then been in continuous operation for less than three years.

18. Purchase securities of other investment companies unless purchased without the payment of any fee or charge other than regular brokerage commissions. In addition, the Fund will not purchase securities of any other open-end investment company other than for the purpose of seeking a return on the Fund's uninvested cash balance.

19.    Purchase warrants.

All of the foregoing percentages are applicable only at the time of investment. A later increase or decrease in percentage resulting from a change in values or net assets will not constitute a violation of any restriction.

                                   MANAGEMENT

       The Fund's Board of Directors is responsible for the management of the Fund. The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have an advisory board.

                                     Positions Held With               Principal Occupation(s) During
Name and Address        Age              the Fund                           the Past Five Years
----------------        ---              --------                           -------------------
Heiko H. Thieme*        56          Chairman of the Board     Chairman of the Board of Directors, Chief Executive
1370 Avenue of the                  of Directors, Chief       Officer and Secretary of the Fund and The American
Americas                            Executive Officer and     Heritage Fund, Inc. Chief Executive Officer of American
New York, NY                        Secretary                 Heritage Management Corporation and Thieme Associates,
                                                              Inc. (investment advisor). Chief Executive Officer of
                                                              Thieme Securities, Inc. (broker-dealer) and Thieme
                                                              Consulting, Inc. Chief Executive Officer of Thieme Fonds
                                                              International (foreign investment company) and The
                                                              Global Opportunity Fund Limited (foreign investment
                                                              company) and their respective investment advisors.

Stephen P. Swope        63          Director                  Mr. Swope has been retired for more than five years.
75 Club Road
Riverside, CT

Eugene Sarver           56          Director                  Sole proprietor of Sarver International (financial and
241 W. 97th St.                                               economic consulting) and Associate of Intercap
New York, NY                                                  Investments, Inc. since  1996.  Prior to that time,
                                                              Associate Professor of Finance of Lubin School of
                                                              Business - Graduate Division, Pace University.

* An "interested person" as defined in the Investment Company Act of 1940.

       Dr. Sarver and Mr. Thieme have served as members of the Board of Directors since February 1990. Mr. Koehler became a member of the Board of Directors in May 1997. Each of the Fund's Directors is also a member of the Board of Directors of The American Heritage Fund, Inc. (AHF).

       Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, has provided consulting services to companies whose securities are held by the Fund for compensation. Similar arrangements may be made with other companies whose securities may become held by the

Fund.

       During the fiscal year ended January 31, 1999, no compensation was paid by the Fund to its officers or Directors.

       From time to time, the Fund and AHF, two foreign investment companies and other clients of affiliated persons of American Heritage Management Corporation, the Fund's investment advisor, (AHMC) may hold securities issued by the same company. When the Fund and those investors are engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by management to be fair to each of them.

                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

       AHMC places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Subject to this consideration, the brokers selected include those that supplement AHMC's research with statistical data, investment information, economic facts and opinions or provide quotation services. Information so received is in addition to and not in lieu of services required to be performed by AHMC and AHMC's fee is not reduced as a consequence of the receipt of supplemental information. Such information may be useful to AHMC in serving both the Fund and AHF and, conversely, supplemental information obtained by the placement of orders for AHF maybe useful to AHMC in carrying out its obligation to the Fund. Brokers may also be selected based upon their sales of shares of the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

       Section 28(e) of the Securities Exchange Act of 1934 permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

       AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services. Research services so received by AHMC may be used by AHMC for the benefit of the Fund or any other client of AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction, (b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term. The overall reasonableness of brokerage commissions paid is evaluated by AHMC based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

       It is anticipated that a substantial portion of the Fund's portfolio transactions will be allocated to Thieme Securities, Inc. (TSI). Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Except for executing portfolio transactions, TSI is not in any other respect associated with the Fund or responsible for any investment advice or other service provided to the Fund by Mr. Thieme personally or AHMC.

       During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund paid brokerage commissions of $320, $20,271 and $9,256, respectively, to TSI. During the fiscal year ended January 31, 1999, the commissions paid by the Fund to TSI represented approximately 71% of the total brokerage commissions paid by the Fund that year. During the same year, approximately 76% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through TSI.

       Richard K. Parker is a Managing Director of Bear, Stearns & Co. Inc.
(BSI). Prior to December 31, 1998, Mr. Parker owned 10% of the outstanding capital stock of AHMC. During the fiscal years ended January 31 1997, 1998 and 1999 during the time Mr. Parker held his shares of AHMC, the Fund paid brokerage commissions of $115,346, $600 and $2915, respectively to BSI. From June 1, 1998 until December 30, 1998, the commissions paid by the Fund to BSI represented approximately 52% of the total brokerage commissions paid by the Fund during that period. During the same period, approximately 52% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through BSI.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       On November 29, 1999, National Financial Services, Inc., P.O. Box 3908, Church Street Station, New York, NY owned of record approximately 12% of the shares of the Fund's outstanding capital stock. On the same date, Nelson O. Charles, 6411 Coachlight Road, Crystal Lake, IL 0012 owned of record approximately 6% of the shares of the Fund's outstanding capital stock.

       On November 29, 1999, the Fund's officers and directors as a group owned approximately 4% of the Fund's equity securities.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Fund believes that for the fiscal year ended January 31, 1999 it qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "

Code"). The Fund intends to continue to so qualify if qualification is in the best interests of its shareholders. Qualification relieves the Fund of any liability for Federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

       If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

       Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to the shares, any loss incurred on the sale of the shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

       Depending upon the composition of the Fund's income, if any, the entire amount or a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders. In general, dividend income from the Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares not held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-divided, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

       Ordinarily, gains or losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of certain non-U.S. dollar denominated securities (including debt instruments) may be treated as ordinary income or loss under
Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gains realized from engaging in " conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" include certain transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

       Under Section 1256 of the Code, any gain or loss realized by the Fund from certain options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of the options as well as from closing transactions. In addition, any such option remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

       Offsetting positions held by the Fund involving certain futures options transactions may be considered, for tax purposes, to constitute straddles. Straddles are defined to include offsetting positions in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized as ordinary income.

       If the Fund were treated as entering into straddles by reason of its engaging in certain options transactions, such straddles could be characterized as mixed straddles if the options transactions comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

                     INVESTMENT ADVISORY AND OTHER SERVICES

       Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. See "Management."

       In connection with the Fund's Investment Advisory Agreement with AHMC, AHMC provides the Fund with continuous investment advice. AHMC bears the expenses of the Fund's trading operations. All other expenses of the Fund are borne by the Fund. The Fund pays AHMC a fee which, on an annual basis, amounts to one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets.

       During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund incurred investment advisory fees to AHMC of $51,874, $20,098 and $12,200, respectively. Such fees were not paid, however, pursuant to the prior agreement by AHMC to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets as described in the Fund's Prospectus. In addition, AHMC reimbursed the Fund $31,128, $124,827 and $87,810 for the respective fiscal years ended January 31, 1997,1998 and 1999 in connection with such prior agreement. The agreement to reimburse the Fund terminated on July 18, 1999.

       During the Fund's fiscal year ended January 31, 1999, AHMC provided office space and administrative personnel utilized by the Fund for which it will not be reimbursed. AHMC is under no obligation to provide office space or personnel in the future without reimbursement.

       The Fund has entered into an agreement with American Data Services, Inc. to maintain certain books, records and other documents that the Fund is required to keep and calculate the Fund's daily net asset value. The Fund has agreed to pay a monthly fee ranging from 1/12th of .1% to 1/12th of .009% of the Fund's monthly net assets, depending on the amount of such assets. American Data Services, Inc. is also the Fund's transfer agent.

                                     RETURNS

       Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

       Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Morningstar, Inc., Standard & Poor's 500 Composite Stock Price Index and other industry publications. From time to time, advertising materials for the Fund may provide historical information about the Fund, AHMC and Heiko H. Thieme.

       From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, such as any U.S. monetary or fiscal policies. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement.

                                    CUSTODIAN

       Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Fund's Custodian. The Custodian maintains custody of the Fund's cash and securities.

                             INDEPENDENT ACCOUNTANTS

       Mathieson Aitken Jemison, LLP are the Fund's independent certified public accountants. The financial statements included herein have been examined by such firm to the extent set forth in their report.

                                 TRANSFER AGENT

       American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 is the Fund's transfer agent. The transfer agent maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                           INFORMATION ABOUT THE FUND

       Each Fund share has one vote, and when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

       The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Funds' performance and its shareholders. Accordingly, if the Fund determines that an investor is following a market timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently reject in whole or part any purchase, with respect to such investor's account.

       The Fund sends annual and semi-annual financial statements to all its shareholders.

                              FINANCIAL STATEMENTS

       The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.